As filed with the Securities and Exchange Commission on July 19, 2018

Securities Act File No. _________
Investment Company Act File No. 811-_________

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Pre-Effective Amendment No. _

FNEX VENTURES

(Exact name of Registrant as specified in its charter)

One Indiana Square, Suite 2252

Indianapolis, IN 46204

317-580-2588

 (Address, including zip code, and telephone number, including area code, of Registrant’s principal executive offices)

Capitol Services, Inc.

 1675 South State Street, Suite B
Kent County, Dover, Delaware 19901

 (Name, address including zip code, of agent for service)

With Copies to:

John H. Lively

 Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

Approximate date of commencement of proposed sale to the public:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this Form are being offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box):

☒  when declared effective pursuant to Section 8(c) under the Securities Act of 1933.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	AMOUNT BEING REGISTERED	PROPOSED MAXIMUM OFFERING PRICE PER SHARE[1]	PROPOSED MAXIMUM OFFERING PRICE[1]	AMOUNT OF REGISTRATION FEE
Common Shares of Beneficial Interest ($0.01 par value)	7,500,000	$10.00	$75,000,000.00	$9,338

1. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457 under the Securities Act of 1933.

The Fund hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Fund shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

FNEX VENTURES

CROSS REFERENCE SHEET PARTS A AND B*

ITEM NUMBER	CAPTION	LOCATION IN PROSPECTUS

1.	Outside Front Cover	Outside Front Cover Page
2.	Cover Pages; Other Offering Information	Inside Front and Outside Back Cover Pages
3.	Fee Table and Synopsis	Summary of Fund Expenses; Fund Expenses
4.	Financial Highlights	Not Applicable
5.	Plan of Distribution	Not Applicable
6.	Selling Shareholders	Not Applicable
7.	Use of Proceeds	Use of Proceeds
8.	General Description of the Registrant	Outside Front Cover Page; Investment Objective; Investment Strategy; Risk Factors and Special Considerations
9.	Management	Management of the Fund; Administrator, Accounting Agent and Transfer Agent; Independent Registered Public Accounting Firm
10.	Capital Stock, Long-Term Debt, and Other Securities	Purchases of Shares; Periodic Repurchase Offers
11.	Defaults and Arrears on Senior Securities	Not Applicable
12.	Legal Proceedings	Not Applicable
13.	Table of Contents of the Statement of Additional Information	Not Applicable
14.	Cover Page of SAI	Not Applicable
15.	Table of Contents of SAI	Not Applicable
16.	General Information and History	Not Applicable
17.	Investment Objective and Policies	Investment Objective; Investment Strategy; Management of the Fund
18.	Management	Management of the Fund; Code of Ethics
19.	Control Persons and Principal Holders of Securities	Not Applicable
20.	Investment Advisory and Other Services	Management of the Fund
21.	Brokerage Allocation and Other Practices	Investment Strategy
22.	Portfolio Managers	Management of the Fund
23.	Tax Status	Taxation
24.	Financial Statements	Financial Statements
*All information required to be set forth in Part B: Statement of Additional Information has been included in Part A: Prospectus.

Part C: The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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The information contained in this Prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS

DATED JULY 19, 2018

FNEX VENTURES

____________, 2018

7,500,000 Common Shares of Beneficial Interest

●	The Fund’s shares will not be listed on an exchange and it is not anticipated that a secondary market will develop. Thus, an investment in the Fund may not be suitable for investors who may need the money they invest in a specified timeframe.

●	Because the shares of common stock of the Fund are not listed on a securities exchange, the Fund’s investors will be unable to sell their shares on a securities exchange and as a result may not be able to reduce their exposure during any market downturn.

●	The Fund’s shares have no trading history and are repurchased at their fair market value, which may be a discount from the initial offering prices, which may increase investors’ risk of loss.

●	The amount of distributions that the Fund may pay, if any, is uncertain.

●	The ultimate degree of loss an investor may bear, if any, is uncertain (i.e., an investor may lose all of his or her investment).

●	The shares of the Fund are an illiquid investment.

●	The Fund will invest in illiquid securities and therefore is subject to legal and other restrictions on resale, and it may be difficult to value and dispose of.

●	Investment in the shares is speculative and there is no guarantee that the Fund will achieve its investment objective.

FNEX Ventures (the “Fund”) is a Delaware statutory trust registered under the Securities Act of 1933 (the “Securities Act”) and Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company that is operated as an “interval fund.” Pursuant to the Fund’s interval fund structure, the Fund, subject to applicable law, will conduct quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”). Even though the Fund will make quarterly repurchase offers, investors should consider the Fund’s Shares to be illiquid. The Fund’s primary investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of certain private, operating, early-stage, not profitable, venture-backed growth companies (“Portfolio Companies”) primarily comprising the FNEX Ventures “Target List”, a list of companies (the “FNEX Target List”) selected and maintained and updated from time to time by FNEX Advisor, LLC, an Indiana limited liability company and the Fund’s investment advisor (the “Advisor”). The Fund invests in operating businesses and not pooled investment vehicles, funds of funds, or hedge funds. The Fund’s ability to implement this investment strategy is subject to the ability of the Advisor to identify and acquire the securities of Portfolio Companies on acceptable terms. The Fund is a “non-diversified” investment company, and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” An investment in the Fund is not appropriate for all investors. The Fund cannot assure you that the investment objective will be achieved. See “Risk Factors and Special Considerations.”

This prospectus (the “Prospectus”) applies to the public offering of up to 7,500,000 shares of beneficial interest (“Common Shares” or “Shares”) of the Fund. The Common Shares will be offered on a continuous basis at the Fund’s NAV per Share of the Fund next calculated after receipt of the purchase in good order. The Fund’s Shares will be offered through Foreside Fund Services, LLC (the “Distributor”). In addition, certain institutions (including banks, trust companies, brokers and investment advisers) will be authorized to accept, on behalf of the Fund, purchase orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders. The Fund does not intend to list its shares on any securities exchange and the Fund does not expect a secondary market in the Common Shares to develop. The Shares will be continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). The Fund intends to qualify and will elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is designed primarily for long-term investors and not as a trading vehicle.

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The Fund is an “interval fund,” a type of fund which, to provide liquidity to shareholders of the Fund (the “Shareholders”), has adopted a limited repurchase policy under Rule 23c-3 of the Investment Company Act to make quarterly offers to repurchase five percent (5.00%) of its outstanding Common Shares at NAV, reduced by any applicable repurchase fee. Although the Fund will offer to repurchase Shares on a quarterly basis in accordance with the Fund’s repurchase policy, which repurchase policy provides that each quarter the Fund will offer to repurchase 5% of its outstanding Shares, the Fund will not otherwise be required to repurchase or redeem Shares at the option of a Shareholder nor will Shares be exchangeable for units, interests or shares of any other fund. It is also possible that a repurchase offer may be oversubscribed, with the result that Shareholders may be able to have only a portion of their Shares repurchased.

In addition, the Board of Trustees may determine in certain circumstances that it is in the best interests of the Fund and its Shareholders to suspend quarterly repurchase offers, which would further reduce the ability of Shareholders to redeem their Shares. The Fund does not currently intend to list its Shares for trading on any national securities exchange, and there is not expected to be any secondary trading market in the Shares. The Shares are therefore not readily marketable. Even though the Fund will endeavor to make quarterly repurchase offers to repurchase a portion of the Shares to provide some liquidity to Shareholders, you should consider the Shares to be illiquid. This risk may be even greater for Shareholders expecting to sell their Shares in a relatively short period after completion of the Fund’s initial public offering. If, and to the extent that, a public trading market ever develops, shares of closed-end investment companies frequently trade at a discount from their NAV per share and initial offering prices. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment, or who need a reasonable expectation of being able to liquidate all or a portion of their investment in a particular time frame. The Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment. Because you will be unable to sell your Common Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn. See “Risk Factors and Special Considerations.” Given the nature of the Fund’s investments, the investor should understand that the Fund should not be a significant portion of the investor’s portfolio; rather, the Fund should represent only that portion of the investor’s portfolio that is allocated to high-risk ventures.

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated November__, 2018, has been filed with the SEC. You may request a free copy of this Prospectus, the SAI, annual and semi-annual reports, when available, and other information about the Fund, and make inquiries without charge by writing to the Fund at ___________________, or by calling the Fund at _________________. You can also access and download the Fund’s annual and semi-annual reports and prospectus and SAI free of charge at the following website: http://www.___________.com. The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page B-1 of this Prospectus. You may also obtain copies of the SAI, and the annual and semi-annual reports of the Fund, when available, as well as other information about the Fund on the SEC’s website (www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link.

The Fund is subject to certain risks due to the speculative nature of its investment strategy. See “Risk Factors and Special Considerations” beginning on page __ of this Prospectus. The Fund cannot assure you that the investment objective will be achieved. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. An investment in the Fund is not appropriate for all investors. The Fund will invest in illiquid securities and therefore such securities are subject to legal and other restrictions on resale, and may be difficult to value and dispose of. See “Risk Factors and Special Considerations – Closed-End Fund; Liquidity Risks.” The Fund does not intend to use leverage to achieve its investment objective. The Fund is not intended to be a complete investment program and before buying any shares of beneficial interest (“Common Shares”), you should read the discussion of the principal risks of investing in the Fund, which are summarized in “Prospectus Summary—Summary of Principal Risk Factors and Special Considerations” and in “Risk Factors and Special Considerations.”

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The Fund has a fundamental concentration policy not to invest 25% or more of its total assets in companies in a particular “industry or group of industries”, as that phrase is used in the 1940 Act. For a more detailed description of this policy, please refer to the section entitled “Investment Strategy.”

The Fund is newly organized and its stock has no trading history. The Common Shares will be repurchased at their fair market value, which may be a discount from their initial offering price, which increases investors’ risk of loss.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy and adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

The Fund’s Common Shares do not represent a deposit or an obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

	Price to Public	Sales Load[2]	Proceeds to Fund
Per Share	$10.00	$0.00	$10.00
Total[1]	$75,000,000	$0.00	$75,000,000

1. There is no minimum number of Common Shares that must be sold to affect this Offering. The total (“Total”) assumes the sale of the maximum number of 7,500,000 Common Shares offered in this offering. Common Shares currently registered are sold in a continuous offering at the Fund’s then current net asset value.

2. The Shares are not subject to a sales load at any time during the offering.

The date of this Prospectus is ___________, 2018.

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TABLE OF CONTENTS

No broker-dealer, salesperson or other person is authorized to give an investor any information or to represent anything not contained in this Prospectus. As a prospective investor, you must not rely on any unauthorized information or representations that anyone provides to you. This Prospectus is an offer to sell or a solicitation of an offer to buy the securities it describes, but only under the circumstances and in jurisdictions where and to persons to which it is lawful to do so. The information contained in this Prospectus is current only as of the date of this Prospectus.

FORWARD-LOOKING STATEMENTS

This Prospectus and the related Statement of Additional Information contain forward-looking statements, within the meaning of the federal securities laws that involve risks and uncertainties. These statements describe the Fund’s plans, strategies, and goals and the Fund’s beliefs and assumptions concerning future economic and other conditions and the outlook for the Fund, based on currently available information. In this prospectus, words such as “anticipates,” “believes,” “expects,” “objectives,” “goals,” “future,” “intends,” “seeks,” “will,” “may,” “could,” “should,” and similar expressions are used in an effort to identify forward-looking statements, although some forward-looking statements may be expressed differently. The Fund is not entitled to the safe harbor for forward-looking statements pursuant to Section 27A of the Securities Act of 1933, as amended.

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PROSPECTUS SUMMARY

The following provides a summary of certain information contained in this Prospectus relating to FNEX Ventures and its Common Shares and does not contain all the information that you should consider before investing in the Fund or purchasing its Common Shares. The information is qualified in all respects by the more detailed information included elsewhere in this Prospectus. You may also wish to request and read a copy of the Fund’s Statement of Additional Information, dated ___, 2018 (the “SAI”), which contains additional information about the Fund. The Fund will amend the Prospectus and SAI to reflect any material change and such amendment(s) will be delivered to investors.

The Fund	FNEX Ventures (the “Fund”) is a statutory trust formed on June 20, 2018 under the laws of the State of Delaware and registered with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified investment company. The Fund is operated as an “interval fund” (as defined below).
Advisor	FNEX Advisor, LLC, a limited liability company organized under the laws of the State of Indiana, serves as the investment adviser to the Fund (the “Advisor”) and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940 (the “Advisers Act”). The Advisor provides investment advisory services to the Fund under the oversight of the Board of Trustees pursuant to an investment advisory agreement (the “Advisory Agreement”).
The Offering; Initial Closing	The Fund is offering to sell up to 7,500,000 of its shares of beneficial interest (“Common Shares” or “Shares”) on a continuous basis at the NAV per Share next calculated after receipt of the purchase in good order.
Listing of Shares	The Fund does not intend to list its Common Shares on any securities exchange and the Fund does not expect a secondary market to develop for the Common Shares.
Investment Objective and Strategy	The Fund’s investment objective is capital appreciation, which is a fundamental policy of the Fund.
The Fund seeks to achieve its investment objective by investing primarily in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of certain private, operating, venture-backed, speculative growth companies (“Portfolio Companies”) comprising the FNEX Ventures “Target List”, a list of companies (the “FNEX Target List”) selected and maintained by the Advisor. The Fund invests in operating businesses and not pooled investment vehicles, funds of funds, or hedge funds. Equity securities of Portfolio Companies, which consist of shares of either common or a series of preferred stock of such company or convertible debt issued by such company which is convertible into shares of common or a series of preferred stock of such company (and references to “equity securities” throughout this Prospectus include such equity-linked convertible notes). The Fund will generally investment in U.S. domestic Portfolio Companies, but it is not prohibited from investing in foreign Portfolio Companies, including those in emerging market countries. The Fund makes investments in the securities of Portfolio Companies the Advisor reasonably believes can be readily fair valued. The Advisor expects that the Fund’s holdings of equity securities may require several years to appreciate, and the Advisor can offer no assurance that such appreciation will occur. Due to the illiquid nature of most of our investments (i.e., early stage, venture-backed, speculative companies) and the transfer restrictions that they are typically subject to, we may not be able to sell these securities at times when we deem it necessary to do so (e.g., to fund quarterly repurchases of Shares or when determined to be in the best interest of the Fund by the Advisor), or at all. The equity securities in which we invest will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than our cost basis). In addition, we will often be subject to lock-up provisions that prohibit us from selling our equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities that we hold may decline substantially before we are able to sell these securities following an IPO. For a complete discussion of the risks involved with our investments, please read the section entitled “Risk Factors”.

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The FNEX Target List is a list of private, operating, early-stage, venture-backed, speculative, growth companies, primarily in the technology sectors, selected and maintained by the Advisor according to several criteria, including revenue growth, market potential, product stage, management team, investor composition and level of financing and trading activity on alternative trading systems and other private secondary markets. The FNEX Target List should not be viewed as an index, but a selection of issuers in which the Fund seeks to make investments. The Fund’s performance will therefore not necessarily replicate the performance of any particular composite measurement of the stock performance of some or all issuers included in the FNEX Target List. The FNEX Target List may also include formerly private companies, which were on the FNEX Target List prior to having consummated an initial public offering, for so long as the Advisor deems appropriate.

The criteria described above, together with the availability of the securities and their applicability for inclusion in the Fund’s portfolio, considering the Fund’s overall composition of the Fund’s portfolio and other salient investment factors, will inform the Advisor’s decision to purchase a security on behalf of the Fund. In reviewing potential investments for the Fund, the Advisor utilizes, among other publicly available sources, the information and research available on premium databases and regulatory filings of issuers. The Advisor, wherever possible, interfaces with the management of companies targeted for investment and reviews their past and expected financial performance.

The Fund may also invest in the securities of issuers other than those included in the FNEX Target List and in some cases, the Advisor may determine that investing in one or more of the companies on the FNEX Target List would not be in the best interests of the Fund. There may be reasons why a particular FNEX Target List issuer is not included in the Fund’s portfolio, including, without limitation: limited availability of shares for purchase and the Advisor’s analysis of the appropriateness of particular securities of FNEX Ventures Target List issuers as investments for the Fund.

The Fund generally invests in Portfolio Companies through secondary purchases of such companies, but under certain circumstances may, in the discretion of the Advisor, purchase securities directly from such Portfolio Companies. The Advisor connects with sellers of shares through alternative trading systems and other secondary private markets. The Advisor may also bring shares of targeted companies into the Fund on attractive terms through the Fund’s exchange mechanism, whereby holders of such shares can exchange them directly with the Fund for Shares in the Fund at the end of each fiscal quarter. See “Exchange Feature” below.

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FNEX Target List is not an index. The FNEX Target List should not be viewed as an index, but a selection of issuers in which the Fund seeks to make investments. The Fund’s performance will therefore not necessarily replicate the performance of any particular composite measurement of the stock performance of some or all issuers included in the FNEX Ventures Target List.

The Fund’s ability to implement this investment strategy is subject to the ability of the Fund’s Advisor to identify and acquire the securities of Portfolio Companies on acceptable terms. The Fund is a “non-diversified” investment company, and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” See “Risk Factors and Special Considerations.”

The Fund has a fundamental concentration policy not to invest 25% or more of its total assets in companies in a particular “industry or group of industries”, as that phrase is used in the Investment Company Act. For a more detailed description of this policy, please refer to the section entitled “Investment Strategy.” However, the Fund expects that most of the Portfolio Companies may be in either internet-, mobile-, social media-, or other technology-related fields, or utilize developing technology in providing their products and services.

Illiquid Securities. The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities. The Board of Trustees or its delegate may determine that securities issued pursuant to Rule 144A under the Securities Act are marketable under procedures approved by the Board of Trustees.

Leverage	The Fund does not intend to use leverage to achieve its investment objective.
Investment Policies	The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without the approval of Shareholders. Except as otherwise stated in this Prospectus and as set forth in the SAI, the Fund’s investment policies, strategies and restrictions are not fundamental and may be changed by the Board of Trustees without the approval of the Shareholders.

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Purchases of Shares

Each investor must initially purchase a minimum of $2,500 of Shares in the Fund. The Fund may accept both initial and additional applications by investors to purchase Shares at such times as the Fund may determine, subject, in the case of investors purchasing Shares with cash, to the receipt of cleared funds on or prior to the third business day prior to the relevant subscription date (or such other acceptance date set by the Fund and notified to prospective Shareholders prior to a subscription date). Investors may also purchase Shares by exchanging securities of Portfolio Companies for Shares, as discussed below. Such exchanges will be permitted only once per fiscal quarter, at the end of each fiscal quarter.

Each investor purchasing Shares must submit a completed application to the selling agent before the applicable purchase date. The Fund has the sole right to accept applications for Shares and reserves the right to reject in its complete and absolute discretion any application for Shares in whole or in part. The Fund also reserves the right to suspend sales of Shares at any time.

The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC (the “Distributor”) to act as the distributor for the sale of Shares. The Distributor serves in such capacity on a best efforts basis. The Distributor may enter into related selling group agreements with various broker-dealers to assist in the distribution of Shares. Shares are available to investors investing through broker-dealers or other financial intermediaries (collectively, “Financial Intermediaries”) where such Financial Intermediary has agreed to provide certain administrative services to assist in the distribution of Shares.

Investor Suitability

An investment in the Fund involves a considerable amount of risk.

It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. Before making your investment decision, you should consult with your financial advisory, and (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investor should invest in the Fund only money that it can afford to lose, and it should not invest in the Fund money to which it will need access in the short-term or on a frequent basis. In addition, all investors should be aware of how the Fund’s investment strategies fit into their overall investment strategy because the Fund is not designed to be, by itself, a well-balanced investment for a particular investor.

The Fund should be considered to be an illiquid investment. Investors will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund operating as an interval fund. The Fund’s Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market in the Shares to develop. However, limited liquidity may be available through the quarterly repurchase offers described in this Prospectus.

An investment in the Fund is suitable only for investors who can bear the risks associated with the illiquidity of the Fund’s Shares and should be viewed as a long-term investment. The Fund should be considered to be an illiquid investment. Investors will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund operating as an interval fund. The Fund’s Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market in the Shares to develop. However, limited liquidity may be available through the quarterly repurchase offers described in this Prospectus.

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Distributions and Dividends

The Fund intends to distribute substantially all of its net investment income and all of its realized short-term and long-term gains, if any, to Shareholders annually at such time as the Board of Trustees determines in its sole discretion. Distributions paid by the Fund may include a return of capital (see below). Unless a Shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Common Shares and will be made at the net asset value per share calculated on the next valuation date following the distribution. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions. Since the Common Shares are illiquid, Shareholders may need other sources of cash to pay any taxes due.

Distributions which exceed the Fund’s earnings and profits represent a return of capital, that is, a return of a portion of a Shareholder’s original investment in the Common Shares. If the Fund’s distributions are funded from offering proceeds or borrowings, such distributions may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses, as well as selling commissions and/or dealer manager fees, if applicable. As a result, a return of capital will lower a Shareholder’s tax basis in the Common Shares, and after the adjusted basis is reduced to zero, will constitute capital gain to such Shareholder realized upon a subsequent sale or redemption of such shares. In addition, return of capital will reduce the amount of funds the Fund has available for investment in the Portfolio Funds. The Fund has not established any limits on the extent to which the Fund may use offering proceeds to fund distributions.

There can be no assurance that the Fund will achieve any level of distributions or that it will do so at a particular rate.

Dividend Reinvestment Policy	The Fund provides distribution options for its Shareholders. Under these options, if the Fund declares a distribution, then a Shareholder’s distribution will be automatically reinvested in additional Shares unless the Shareholder has specifically elected in its application (or otherwise) to receive cash. Pursuant to the dividend reinvestment policy, a Shareholder will receive additional Shares, including fractions of Shares, at a price equal to the NAV per Share on the date of distribution. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions. See “Taxation.”
Fees and Expenses	The Fund will bear all expenses incurred in the business of the Fund. See “Summary of Fund Expenses” and “Fund Expenses.”
Organizational and Offering Expenses

The Advisor has incurred organizational and offering costs, on the Fund’s behalf and are entitled to receive reimbursement for such costs paid on behalf of the Fund. The reimbursement to the Advisor for organizational and offering costs will be borne by the Shareholders.

Organization costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. The Fund’s offering costs include, among other things, legal, accounting, printing and other expenses pertaining to this offering.

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Advisory Fees	In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets (the “Advisory Fee”). The Advisory Fee is an expense paid out of the Fund’s assets.
Expense Limitation Agreement	Pursuant to an “Expense Limitation Agreement,” the Advisor has also agreed to waive its fees and reimburse expenses of the Fund, until at least _____________, 2019, to ensure that total annual fund operating expenses (excluding distribution and servicing fees, taxes, brokerage fees and commissions, borrowing costs(such as interest and dividend expense on securities sold short), acquired fund fees and expenses, and extraordinary expenses) will not exceed 2.50% of the Fund’s average daily net assets. These fee waiver and expense reimbursements are subject to possible recoupment from the Fund within the three (3) years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. Notwithstanding the foregoing, the Fund will make repayments to the Advisor only if, and to the extent that, such recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board of Trustees on sixty (60) days’ written notice to the Advisor.
Unlisted Closed-End Structure; Limited Liquidity and Transfer Restrictions	The Fund is organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Common Shares on a daily basis. To meet daily redemption requests, mutual funds are subject to more stringent regulatory limitations than closed-end funds. A Shareholder will not be able to redeem his, her or its Common Shares on a daily basis because the Fund is a closed-end fund. In addition, the Fund’s Common Shares are subject to restrictions on transferability and liquidity will be provided by the Fund only through periodic repurchase offers or transfer of Common Shares as described herein below. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Common Shares and should be viewed as a long-term investment. See “Risk Factors and Special Considerations — Closed-End Fund; Liquidity Risks.”
Purchase of Shares

The Fund provides the opportunity for holders of securities in Portfolio Companies to acquire Shares of the Fund in exchange for such securities at the end of each fiscal quarter. This exchange mechanism provides entrepreneurs the ability to diversify their personal portfolios, and provides the Fund an additional way to source shares in Portfolio Companies.

Each exchange of Portfolio Company shares for Fund Shares is subject to approval by the Board of Trustees, upon recommendation by the Advisor, and may only be consummated at the end of the fiscal quarter in which Board of Trustees approval is received. The terms of each exchange must be approved by the Board of Trustees, including a majority of Independent Trustees. Share exchanges will be conducted only directly through the Fund. No Financial Intermediary will be permitted to conduct Share exchanges.

The value of shares of Portfolio Companies to be exchanged by prospective investors for Shares will be determined by the parties, taking factors into account factors such as the recent trading prices of such shares and other alternative trading systems, financial results of such Portfolio Company (when available), research reports and other diligence materials, and the fair market value of such security as determined under the Fund’s valuation policies and procedures to the extent such security is already a part of the Fund’s portfolio.

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Such exchanges would result in a taxable event for the exchanging shareholder with a taxable capital gain in the amount of the difference between such shareholder’s basis in the exchanged shares and the fair market value of the Shares received in the exchange. The Advisor will not receive any fee, payment, commission, or other financial incentive of any type (“Payments”) in connection with the exchange by an investor of Portfolio Company shares for Fund Shares.
Periodic Repurchase Offers

The Fund is an “interval fund,” a type of fund which, to provide liquidity to Shareholders, has adopted a limited repurchase policy to make quarterly offers to repurchase five percent (5.00%) of its outstanding Common Shares at net asset value, reduced by any applicable repurchase fee.

The Fund will make quarterly repurchase offers. Written notification of each quarterly repurchase offer (the “Repurchase Offer Notice”) will be sent to Shareholders at least twenty-one (21) calendar days before the repurchase request deadline (i.e., the date by which Shareholders can tender their Common Shares in response to a repurchase offer) (the “Repurchase Request Deadline”). No later than the fourteenth (14th) day after the Repurchase Request Deadline (or the next Business Day, if the fourteenth (14th) day is not a Business Day), the Fund will select a date to determine the Fund’s net asset value for the applicable offer (“Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one (1) and three (3) Business Days after the Repurchase Pricing Date and will distribute such payment no later than seven (7) calendar days after such date. The repurchase price is the net asset value per Common Share. The Fund’s net asset value may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. See “Net Asset Value” for a description of the method by which the Fund calculates net asset value.

Tax Aspects	The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Code. As long as the Fund so qualifies, the Fund (but not the Shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to Shareholders. The Fund intends to distribute substantially all of such income and gains annually. To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy certain source-of-income, asset diversification and distribution requirements. If in any year the Fund fails to qualify as a RIC, it would be taxed as an ordinary corporation and could be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions in order to re-qualify as a RIC that is accorded special tax treatment. See “Taxation” and “Tax Aspects” in the SAI.
Summary of Principal Risk Factors and Special Considerations	Investing in the Fund involves certain risks. The following is a general summary of such risks. The values of the instruments held by the Fund and/or Portfolio Fund as part of their investment strategy will fluctuate based on many factors, such as market conditions, interest rate movements, investors’ perceptions of the financial conditions of the companies, and other political and economic events. As these instruments fluctuate in value, they may cause the net asset value of the Fund’s Common Shares to also vary. Please refer to the section of the Prospectus titled “Risk Factors and Special Considerations” for a more detailed discussion of the principal risk factors related to the Fund and the continuous offering of Shares.

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General Risks of Investing in the Fund

No Operating or Trading History. The Fund is a newly organized, non-diversified, closed-end investment management company and it has no operating history.

Non-Diversified Status Risk. The Fund is classified as a “non- diversified” investment company under the Investment Company Act, which means the Fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer.

Risk of Loss or Total Loss. An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. There can be no assurance that the Fund will not incur losses. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. An investment in the Common Shares is subject to risks and involves a heightened risk of total loss of investment.

Repurchase Offer Risk. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.

The Level of Distributions is Uncertain. The Fund cannot assure its Shareholders that the Fund will achieve investment results that will allow the Fund to make a consistent level of distributions or year-to-year increases in distributions.

The Fund may not qualify as a regulated investment company. The Fund may be subject to substantial tax liabilities if it fails to qualify as a regulated investment company.

Market Risk. Securities held by the Fund may fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund and/or Portfolio Funds participate and the particular circumstances and performance of particular companies whose securities the Fund holds.

Fund’s Investment Activities. The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors which are neither within the control of nor predictable by the Advisor.

Dependence Upon Principals of the Advisor. The services of the Advisor are essential to the continued operations of the Fund. If its services were no longer available, its absence could have a material adverse impact upon an investment in the Fund.

Advisor Lack of Experience. Prior to rendering investment services to the Fund, the Advisor has not managed any investment companies registered under the Investment Company Act. The Advisor’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

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Broad Discretionary Power to Choose Investments and Strategies. The Advisory Agreement gives the Advisor broad discretionary power to decide what investments the Fund will make and what strategies it will use. The Advisor may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses.

Management Risk. The Fund is actively managed and the Fund’s performance will reflect the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Investment Strategies May Not Be Successful. There can be no assurance that any investment method employed on behalf of the Fund will produce profitable results. Profitable investing is often dependent on anticipating trends.

Early Disposition of the Fund’s Investments. The Advisor may, in its sole discretion, determine to dispose of one or more of the Fund’s investments earlier than it otherwise would for tax reasons, including qualifying as a regulated investment company pursuant to the Internal Revenue Code, in which case the Shareholders may be adversely affected by such early disposition.

Increases in Assets Under Management May Have an Adverse Effect on Trading. By accepting additional equity, the Fund may exceed the Advisor’s capacity – i.e., the maximum amount at which they can effectively trade and manage risk.

Effect of Fees and Expenses on Returns. The Fund will pay the Advisory Fee, where applicable, and will indirectly bear all expenses related to its operations. Such fees and expenses are expected to reduce the actual returns to Shareholders. Most of the fees and expenses will be paid regardless of whether the Fund produces positive investment returns. As a result, the Fund could incur a substantial cost with no opportunity for a return.

Illiquidity of Fund Shares. There is presently no market for the Fund’s Shares, which are highly illiquid and currently can be sold by Shareholders only in the quarterly repurchase program of the Fund; unless and until a secondary market for the Fund’s Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the number of Shares that you desire to sell. The Fund’s Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.

As a closed-end “interval fund,” the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Common Shares at NAV. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Common Shares to be illiquid. There is no guarantee that you will be able to sell the number of Common Shares that you wish to tender during a given repurchase offer. Shareholders may tender more Common Shares than the Fund has offered to repurchase. If so, the Fund will repurchase the Common Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Common Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some Shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board of Trustees (including a majority of Independent Trustees (as defined below) in accordance with Rule 23c-3 of the Investment Company Act) may suspend quarterly repurchases if it determines that doing so is in the best interests of the Fund and its Shareholders. Each of these factors may further limit the liquidity of the Fund’s Common Shares. See “Risk Factors and Special Considerations”.

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Trading and Investment Risks

Potential Illiquidity of the Fund’s Investments. The Fund invests primarily in private company securities that are thinly traded and less liquid than other investments, or whose liquidity decreases in response to market developments or adverse investor perceptions. These securities may also be subject to “lock-up agreements” restricting their sale. For example, underwriters of initial public offerings customarily require holders of an issuer’s securities to agree not to sell such holder’s securities for 180 days after the initial public offering. As a result, upon or subsequent to a liquidation event of a Portfolio Company, the Fund may not be able to sell an investment, or a portion of an investment, when the Advisor believes that doing so would maximize returns. In addition, because private company securities are thinly traded, such securities may display especially volatile or erratic price movements, sometimes in response to relatively small changes in investor supply or demand or other market conditions. As a result, even if the Advisor is able to sell such securities on behalf of the Fund when it desires to do so, the Fund may have to accept a lower price than the price determined by the Fund in accordance with its valuation procedures.

The inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may also adversely affect the Fund’s NAV.

Alternatively, because shares of private companies are generally limited in number, the Fund may pay a higher price for shares of companies the Investment Advisor believes to be promising. Paying such a premium may adversely affect the Fund’s returns. See “Risk Factors and Special Considerations”.

Valuation. The Fund’s NAV is based on the value of its securities. Where reliable public market prices are available for those securities, the Advisor will rely on those prices. However, in light of its investment strategy to invest in private, operating, late-stage, growth companies, the Fund expects that in most cases (other than subsequent to an IPO transaction involving a Portfolio Company) public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable, or such securities may be illiquid. At any point in time, there may be few recent purchase or sale transactions or offers on private markets on which to base the value of a given private share. In addition, the prices reflected in recent private transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions. See “Net Asset Value.”

In these cases, which the Fund expects will be in most circumstances, the Fund’s investments will be valued under the supervision of the Board of Trustees, pursuant to fair valuation procedures and methodologies adopted by the Board of Trustees. While the Fund and the Advisor use good faith efforts to determine the fair value of the Fund’s securities, value will be dependent on the judgment of the Advisor. The Advisor may also rely to some extent on information provided by the underlying companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. The Advisor may also take into consideration valuations of similar classes of private company securities as publicly reported by other funds. Such valuations may be performed in a manner inconsistent with the Fund’s methodologies and determination of fair value. From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders.

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Because valuation of the private securities will be difficult, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale to do so. This may in turn adversely affect the Fund’s NAV. See “Net Asset Value.”

Valuation issues also raise regulatory risk. Regulatory guidance on the valuation by registered investment companies of securities, particularly securities for which a current market price is not readily available, has been sparse. To the extent guidance is forthcoming, the Fund — and other registered investment companies — may be required to adjust their fair valuation methods, which could negatively affect the Fund’s NAV.

See “Risk Factors and Special Considerations” for more detail and additional risks that should be considered, including risks related to the competition for portfolio investments, the likelihood of minimal distributions of current income, potential conflicts of interest related to the Fund and its affiliates, and the relative inexperience of the Fund’s management with registered funds.

Non-U.S. Investments. Investments outside the United States or denominated in non-U.S. currencies pose currency exchange risks (including blockage, devaluation and non-exchangeability), geopolitical risks as well as a range of other potential risks that could include, depending on the country involved, expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility, and market manipulation. In addition, less information may be available regarding non-U.S. issuers and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Further, non-U.S. securities markets may not be as liquid as U.S. markets. Transaction costs of investing outside the U.S. are generally higher than in the U.S. Higher costs result because of the cost of converting a non-U.S. currency to dollars, the payment of fixed brokerage commissions on some non-U.S. exchanges, and the imposition of transfer taxes or transaction charges by non-U.S. exchanges. There is generally less government supervision and regulation of exchanges, brokers, and issuers outside the U.S. than there is in the U.S. and there is greater difficulty in taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund’s performance.

Foreign Securities and ADRs Risks. Certain investments of the Fund may be made in securities issued by foreign companies, which makes the Fund subject to more risks than if it invested solely in domestic common stocks. These securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts (“ADRs”) which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

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Developing and Emerging Markets. Investing in developing and emerging markets involves additional risks and special considerations not typically associated with investing in other more established economies or securities markets including: (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including war); (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of securities markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on repatriation of invested capital and on the ability to exchange local currencies for U.S. Dollars; (viii) increased likelihood of governmental involvement in and control over the economies; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards, which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the securities markets; (xii) longer settlement periods for securities transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; and (xiv) certain considerations regarding the maintenance of the Fund’s securities and cash with non-U.S. brokers and securities depositories.

Concentration of Investments. The investment strategy set forth herein does not require the Fund to invest in a specific minimum number of securities and financial instruments. The Fund does not concentrate in any particular industry or group of industries. However, at any given time, the assets of the Fund may become concentrated within a particular industry or financial or economic market. The concentration of the Fund’s portfolio would subject the Fund to a greater degree of risk with respect to the failure of one or a few investments and the Fund’s portfolio will be more susceptible to fluctuations in value resulting from adverse economic conditions affecting the performance of that particular company, industry, or financial or economic market, than a less concentrated portfolio would be. As a result, if the Fund’s investment portfolio becomes concentrated, its aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Technology Sector Risk. The revenues, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by our Portfolio Companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that we may hold. This could, in turn, materially adversely affect our business, financial condition and results of operations.

Business Risk. The companies in which the Fund invests may involve a high degree of business and financial risk. These companies, in some cases, may have significant variations in operating results, may be engaged in a rapidly changing business environment with products subject to a substantial risk of obsolescence, may require significant additional capital to support their operations, or may otherwise have a weak financial condition. The Fund is subject to the risk of loss of all or substantially all of its investments.

Competition. The securities industry and the varied strategies and techniques to be engaged in by the Advisor are extremely competitive and each involves a degree of risk. The Fund will compete with firms, including many of the larger securities and investment banking firms, which have substantially greater financial resources and research staffs.

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Common Stock Risk. The common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns.
Small Companies. The Fund may invest in small and/or unseasoned companies with small market capitalization. Such companies generally have potential for rapid growth, but often involve higher risks because they may lack the management experience, financial resources, product diversification and/or competitive strength of larger and/or more established companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of such companies at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the lower trading volume of smaller company securities.
Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Trading Risks. Substantial risks are involved in the trading of securities. Market movements can be volatile and are difficult to predict. U.S. government activities can have a profound effect on interest rates that, in turn, substantially affect securities as well as the liquidity of markets. Politics, recession, inflation, employment levels, trade policies, international events, war, acts of terrorism and other unforeseen events can also have significant impacts upon the prices of securities. The volume and volatility of trading in the market depend in part on general public interest and public opinion concerning economic conditions as well as the liquidity provided by market-makers and specialists. The liquidity of the market may also be affected by a halt in trading on a particular securities exchange or exchanges. Illiquid markets may make it difficult to get an order executed at a desired price.

Long-Term Objective; Not a Complete Investment Program. The Fund is not meant to provide a vehicle for those who wish to exploit short-term fluctuations in the stock market. An investment in Common Shares of the Fund should not be considered a complete investment program.

Temporary Defensive Investments. The Fund may find it more difficult to achieve the long-term growth of capital component of its investment objective during temporary defensive periods.

See “Risk Factors and Special Considerations” and the other information included in this Prospectus for a discussion of factors you should carefully consider before deciding to invest in the Common Shares of the Fund.

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SUMMARY OF FUND EXPENSES

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that Shareholders can expect to bear.

To make an investment in the Fund, a prospective investor must open a brokerage account with a Selling Agent. Any costs associated with opening such an account are not reflected in the following table or the examples below. Investors should contact their broker or other financial professional for more information about the costs associated with opening such an account.

TRANSACTION FEES
Maximum sales load (percentage of purchase amount)	None
Repurchase proceeds processed by wire transfer fee (per wire redemption; deducted directly from account)	$15.00
Dividend Reinvestment Plan Fee (per sale service charge)	$15.00
ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets attributable to Common Shares)
Advisory Fee	1.90%
Other Expenses[1]	0.__%
Total Annual Fund Expenses	____.%
Less Fee Waiver and Expense Reimbursement	(___%)
Net Annual Fund Expenses	2.50%

1. Other Expenses are estimated for the Fund’s current fiscal year.

The purpose of the table above is to assist investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. See “Fund Expenses;” “Advisory Fee” and “Purchases of Shares.”

Example: You would pay the following fees and expenses on a $10,000.00 investment, assuming a five percent (5.00%) annual return:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$___	$___	$___	$___

The preceding example is based on the fees and expenses set out above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The rate of return of the Fund also may be greater or less than the hypothetical five percent (5.00%) return used in the example above.

THE FUND

FNEX Ventures is a statutory trust that was formed under the laws of the State of Delaware on June 20, 2018. The Fund is registered with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company operating as an “interval fund.” The Fund’s mailing address is ____________________. FNEX Advisor, LLC serves as the Fund’s adviser (the “Advisor”).

The Fund is offering its shares of beneficial interest (“Common Shares” or “Shares”) on a continuous basis at net asset value (“NAV”) per Share of the relevant class next calculated after receipt of the purchase in good order. The Fund does not intend to list its Common Shares on any securities exchange and the Fund does not expect a secondary market to develop for the Common Shares.

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USE OF PROCEEDS

The net proceeds from the sale of Common Shares are invested by the Fund as soon as practicable after receipt of such proceeds by the Fund in accordance with the Fund’s investment objective and strategies and consistent with market conditions and the availability of suitable investments, subject to the Advisor’s ability to identify and acquire the securities of Portfolio Companies. Pending the investment of the proceeds of the continuous offering pursuant to the Fund’s investment policies, a portion of such proceeds not invested in accordance with the Fund’s investment objective may be invested by the Fund in short-term, high-quality debt securities, money market funds or other cash equivalents, and any cash balance will be held by the Fund’s Custodian. Any cash balance in such account, including any interest earned, will be held by the Custodian to be invested pursuant to the Fund’s investment policies. Such custodial accounts shall be the property of the Fund and held for the benefit of all Shareholders of the Fund, and any interest accrued in such custodial account will be for the benefit of all Shareholders and not any particular Shareholder. In addition, the Fund may maintain a portion of the proceeds of the continuous offering in cash with the Custodian to meet operational needs (including liquidity reserves necessary to comply with the 1940 Act provisions regarding interval funds and periodic repurchase offers) or during any period in which the Advisor determines, in its sole discretion, that investment of the Fund’s assets in Portfolio Companies is not in the best interests of the Fund.

INVESTMENT OBJECTIVE

The Fund’s investment objective is capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of Shareholders. Shareholders, however, will be notified in writing of any change at least sixty (60) days prior to effecting any such change. An investment in the Fund is not appropriate for all investors. The Fund cannot assure you that its investment objective will be achieved.

INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of certain private, operating, early-stage, venture-backed, speculative growth companies. The Fund invests in operating businesses and not pooled investment vehicles, funds of funds, or hedge funds. The Advisor’s strategy is to invest primarily in companies selected by the Advisor for the FNEX Ventures Target List.

Equity securities of Portfolio Companies consists of shares of either common or a series of preferred stock of such company or convertible debt issued by such company which is convertible into shares of common or a series of preferred stock of such company (and references to “equity securities” throughout this Prospectus includes such equity-linked convertible notes). The Fund expects that most of its investments will be made in U.S. domestic Portfolio Companies, but it is not prohibited from investing in foreign Portfolio Companies, including those in emerging market countries. The Fund makes investments in the securities of Portfolio Companies the Advisor reasonably believes can be readily fair valued. We expect that our holdings of equity securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur. Due to the illiquid nature of most of our investments and transfer restrictions that they are typically subject to, we may not be able to sell these securities at times when we deem it necessary to do so (e.g., to fund quarterly repurchases of Shares or at which time the Advisor believes is in the best interest of the Fund), or at all. The equity securities in which we invest will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than our cost basis). In addition, we will often be subject to lock-up provisions that prohibit us from selling our equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities that we hold may decline substantially before we are able to sell these securities following an IPO. For a complete discussion of the risks involved with our investments, please read the section entitled “Risk Factors”.

The FNEX Target List is a list of private, operating, venture-backed, speculative growth companies, primarily in the technology sectors, selected and maintained by the Advisor according to several criteria, including revenue growth, market potential, product stage, management team, investor composition and level of financing and trading activity on alternative trading systems and other private secondary markets. The Advisor reviews, and if it determines necessary, adjusts, the composition of the FNEX Target List on a quarterly basis. The FNEX Target List may also include formerly private companies that have consummated an initial public offering for so long as the Advisor deems appropriate. The criteria described above, together with the availability of the securities and their applicability for inclusion in the Fund’s portfolio, considering the Fund’s overall portfolio composition and other salient investment factors, will guide the Advisor’s decision to purchase a security on behalf of the Fund. In reviewing potential investments for the Fund, the Advisor utilizes, among other publicly available sources, the information and research available on premium databases and regulatory filings of issuers. The Advisor, wherever possible, interfaces with the management of companies targeted for investment and reviews their past and expected financial performance. The Fund may also invest in the securities of issuers other than those included in the FNEX Target List. In addition, the Advisor may determine that investing in one or more of the companies on the FNEX Target List would not be in the best interests of the Fund. There may be reasons why a particular FNEX Target List issuer is not included in the Fund’s portfolio, including, without limitation: limited availability of shares for purchase, and the Advisor’s analysis of the appropriateness of particular securities of FNEX Target List issuers as investments for the Fund.

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While portfolio securities are generally acquired for the long term, they may be sold when the Adviser believes the Fund has an opportunistic option to make a reasonable return, when the Advisor believes the security no longer has the potential for strong capital appreciation, when the fundamentals of the issuer’s business or general market conditions have changed or when more attractive opportunities become available.

The Fund generally invests in Portfolio Companies through secondary purchases and exchanges from selling shareholders of such companies, but under certain circumstances may, in the discretion of the Advisor, purchase securities of such Portfolio Companies directly from such companies. The Fund will not accept any securities of Portfolio Companies through either secondary purchases or exchanges during any “restricted period” under the SEC’s Regulation M if either (1) the Fund or any affiliate thereof is a “selling security holder” in a “distribution” of such securities or (2) the Fund or any affiliate thereof is a “distribution participant” in a “distribution” of such securities (as such terms are defined under Regulation M). The potential exchange by the Fund of Fund Shares for private company shares of a prospective investor will be made only to the extent that the Fund is able to do so in accordance with Regulation M.

The Advisor connects with sellers of shares through alternative trading systems and other secondary private markets. The Advisor also acquires shares of targeted companies on attractive terms through the Fund’s exchange mechanism, whereby holders of such shares can exchange them directly with the Fund for Shares in the Fund at the end of each fiscal quarter, and through affiliated entities. The Advisor will not receive any fee, payment, commission, or other financial incentive of any type in connection with the exchange by an investor of Portfolio Company shares for Fund Shares. Share exchanges will be conducted only directly through the Fund. No financial intermediary will be permitted to conduct Share exchanges, and Share exchanges are not subject to sales loads.

To the extent any affiliate of the Advisor or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) relating to the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the Investment Company Act. These policies and procedures include quarterly review by the Board of Trustees of any such payments. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the Investment Company Act); (2) in the case of the purchase or sale of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period. No Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the Investment Company Act and the Fund’s policies and procedures concerning Affiliated Brokers.

The Fund intends and expects to hold less than 5% of the outstanding voting securities of any particular Portfolio Company, but to the extent it holds 5% or more of the outstanding voting securities of a particular Portfolio Company, the Fund will comply in all respects with the limitations on affiliate transactions contained in Section 17 of the Investment Company Act, and the rules promulgated thereunder. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates.

The FNEX Target List should not be viewed as an index, but a selection of issuers in which the Fund seeks to make investments. The Fund’s performance will therefore not necessarily replicate the performance of any particular composite measurement of the stock performance of some or all issuers included in the FNEX Target List.

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The Fund’s ability to implement this investment strategy is subject to the ability of the Advisor to identify and acquire the securities of Portfolio Companies on acceptable terms. The Fund is a “non-diversified” investment company, and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” See “Risk Factors and Special Considerations.”

The Fund has a Fundamental Concentration Policy that it will not make an investment if such investment would result in 25% or more of the Fund’s total assets being invested in companies in any one particular “industry or group of industries”, as that phrase is used in the Investment Company Act, and as interpreted, modified or otherwise permitted by a regulatory authority having jurisdiction, from time to time. The Fund’s Fundamental Concentration Policy does not preclude it from focusing investments in issuers in related fields, and the Fund expects that most of the Portfolio Companies may (i) be in either internet-, mobile-, social media-, or other technology-related fields, or (ii) utilize developing technology in providing their products and services. The Fund may also have significant holdings in cash and cash equivalents, generally at least 5%.

There can be no assurance that the Fund will achieve its investment objective or avoid substantial losses. Subject to the provisions of the Investment Company Act, the Fund’s objective and investment strategies may be changed by the Board of Trustees without the vote of a majority of the Fund’s outstanding voting securities. Notice will be provided to Shareholders of the Fund prior to any such change in accordance with the Investment Company Act.

The Fund’s stated fundamental policies may not be changed without a majority vote of the Shareholders, which means the lesser of: (i) 67% of the Shares present at a meeting at which holders of more than 50% of the outstanding Shares are present in person or by proxy; or (ii) more than 50% of the outstanding Shares. Within the limits of the Fund’s fundamental policies, the Fund’s management has reserved freedom of action.

Illiquid Securities. The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities. The Board of Trustees or its delegate may determine that securities issued pursuant to Rule 144A under the Securities Act are marketable under procedures approved by the Board of Trustees.

Equity Securities. The Fund may invest in the common stock of U.S. and non-U.S. issuers, which may include American Depositary Receipts and Global Depositary Receipts. Equity securities generally represent an equity ownership interest in an issuer. The Fund may invest in securities that are traded in foreign markets or through the use of special purpose vehicles, including in securities of issuers whose primary operations or principal trading market is in an “emerging market.” “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Fund may invest in companies without regard to their capitalization and thus may hold securities issued by smaller companies.

Preferred Securities. The Fund may invest in preferred securities. Preferred securities generally pay fixed or adjustable rate dividends to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to the Shareholders. Preferred shareholders usually have no right to vote for corporate directors or on other matters. Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance.

Options. The Fund may, from time to time, buy options short as an additional means of hedging the portfolio. If a Portfolio Company completes an IPO, the Fund will often be subject to lock-up provisions that prohibit the Advisor from selling the Fund’s investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO. The Fund may at times purchase options short in order to hedge the Fund against the possibility of such a decline in value. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. Certain options, known as American style options may be exercised at any time during the term of the option. Other options, known as European style options, may be exercised only on the expiration date of the option.

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Short-Term Investments. The Fund may utilize short-term investments for cash management purposes such as to meet expenses, pending the investment of assets, or to maintain the liquidity necessary to effect repurchases of Common Shares.

Temporary Defensive Investments. In response to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality cash equivalents (including money market instruments, including money market investment companies. commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Additional Information Regarding the Fund’s Investment Strategy. An investment in the Common Shares is speculative. There can be no assurance that the investment strategies employed by the Advisor will be successful or result in the investment objective of the Fund being achieved. In addition, the investment strategies utilized by the Fund are subject to certain limitations as a result of its registration under the Investment Company Act. See “Risk Factors and Special Considerations – Trading and Investment Risks” for risks factors associated with the Fund's investment strategies.

The development of an investment strategy is a continuous process, and the Fund’s investment strategies and methods may therefore be modified from time to time. The Fund’s investment methods are confidential, and the descriptions of them in this Prospectus (or any ancillary exhibit hereto) are not exhaustive. The Fund’s investment strategies may differ from those used by the Advisor and their affiliates with respect to other accounts they manage. Investment decisions require the exercise of judgment by the Advisor. The Advisor may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses. Shareholders cannot be assured that the strategies or methods utilized by the Advisor will result in profitable investing for the Fund.

USE OF LEVERAGE

As described herein, the Fund does not intend to use leverage to seek to achieve its investment objective.

RISK FACTORS AND SPECIAL CONSIDERATIONS

The following discussion summarizes some of the risks that a potential investor should consider before deciding to purchase the Fund’s Common Shares.

The past results of Portfolio Companies selected for investment by the Fund are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred. The Fund is not a complete investment program and should represent only a portion of an investor’s portfolio management strategy.

Risks of Investing in the Fund

No Operating or Trading History. The Fund is a newly organized, non-diversified, closed-end investment management company and it has no operating history. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of an investment in the Fund could decline substantially. Special risks apply during a fund’s start-up period, including the risk of failing to achieve the desired portfolio composition within the time period expected and the risk of commencing operations under inopportune market or economic conditions.

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Non-Diversified Status Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act, which means the Fund is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest in a smaller number of individual Portfolio Companies and financial instruments, including investing in each security to a greater degree, than a diversified investment company. As a result, the Fund may be more vulnerable to events affecting a single security or financial instrument and therefore, subject to greater volatility than a fund that is more broadly diversified. Accordingly, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

Risk of Loss or Total Loss. An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. There can be no assurance that the Fund will not incur losses. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. An investment in the Common Shares is subject to risks and involves a heightened risk of total loss of investment.

Repurchase Offer Risk. Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. However, payment for repurchased Shares may require the Fund to liquidate securities of Portfolio Companies earlier than the Advisor would otherwise liquidate such holdings. Such liquidation could potentially result in losses as the Fund may not be able to sell such holdings at their carrying value. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and, instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Expense Limitation Agreement) and reducing any net investment income. In each case, such actions may reduce the Fund’s NAV.

Repurchases of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Expense Limitation Agreement), to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

The level of distributions is uncertain. Subject to the discretion of the Board of Trustees and applicable legal restrictions, the Fund may authorize, declare and pay cash distributions on an annual basis. The Fund will make distributions out of assets legally available for distribution. However, the Fund cannot assure its Shareholders that the Fund will achieve investment results or maintain a tax status that will allow the Fund to make a consistent level of distributions or year-to-year increases in distributions. The Fund’s ability to pay distributions might be adversely affected by the impact of the risks described in this Prospectus. Distributions from offering proceeds, return of investments, could reduce the amount of capital the Fund ultimately invests in the Portfolio Companies or directly in securities or other financial instruments. The Fund cannot assure Shareholders that the Fund will pay distributions in the future.

As we focus on making primarily capital gains-based investments in equity securities (which generally will not be income producing) and pursuant to the restrictions on capital gains distribution of an investment company contained in the Investment Company Act, we will not make distributions any more frequently than twice in any calendar year nor do we expect to become a predictable issuer of distributions. In addition, we expect that our distributions, if any, will be less consistent than other investment companies that primarily make debt investments.

The Fund may not qualify as a regulated investment company. The Fund may be subject to substantial tax liabilities if it fails to qualify as a regulated investment company.

Market Risk. Investing in the Fund involves market risk, which is the risk that the securities held by the Fund and/or Portfolio Funds will fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund and/or Portfolio Funds participate and the particular circumstances and performance of particular companies whose securities the Fund and/or Portfolio Fund holds. The net asset value of the Fund may at any point in time be worth less than the amount at the time the Shareholder invested in the Fund, even after taking into account any reinvestment of distributions.

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Fund’s Investment Activities. The Fund’s investment activities involve a significant degree of risk. The performance of any investment is subject to numerous factors which are neither within the control of nor predictable by the Advisor. Such factors include a wide range of economic, political, technological, competitive and other conditions (including acts of terrorism or war) that may affect investments held by the Fund in general or specific industries or companies. The securities markets may be volatile, which may adversely affect the ability of the Fund to realize profits. As a result of the nature of the investing activities of the Fund and/or Portfolio Funds, it is possible that the Fund’s financial performance may fluctuate substantially over time and from period to period.

Dependence Upon Principals of the Advisor. The services of the Advisor are essential to the continued operations of the Fund. If its services were no longer available, its absence could have a material adverse impact upon an investment in the Fund. In addition, principals of the Advisor currently serve as officers, directors, advisors and investors in other entities. The Fund will not have any interest in these projects. The Advisor believes that it has sufficient resources to fully discharge its responsibilities to the Fund and any projects they may organize in the future, if any. The principals of the Advisor will devote only so much of their time to the business of the Fund as is required in and by the advisory agreement, and beyond that only to the extent in their judgment as reasonably required.

Advisor Lack of Experience. The performance of the Fund depends on the Advisor’s ability to select investments on behalf of the Fund. Prior to rendering investment services to the Fund, the Advisor has not managed any investment companies registered under the Investment Company Act. Although may have extensive experience managing assets of the type in which the Fund intends to invest, the Advisor may not, have experience managing assets of a regulated investment vehicle such as the Fund. The Investment Company Act and the Internal Revenue Code impose numerous investment constraints on the operations of registered investment companies that do not apply to the other types of investment accounts managed by the Advisor. The Advisor’s lack of experience in managing a portfolio of assets under such constraints may hinder its ability to take advantage of attractive investment opportunities and, as a result, may limit the profitability of the Fund.

Broad Discretionary Power to Choose Investments and Strategies. The Advisory Agreement gives the Advisor broad discretionary power to decide what investments the Fund will make and what strategies it will use. The Advisor may, at times, decide not to make certain investments, thereby foregoing participation in price movements that would have yielded profits or avoided losses. Shareholders cannot be assured that the strategies or methods utilized by the Advisor will result in profitable investing for the Fund.

Management Risk. The Fund is actively managed and the Fund’s performance will reflect the Advisor’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Investment Strategies May Not Be Successful. There can be no assurance that any investment method employed on behalf of the Fund will produce profitable results. Profitable investing is often dependent on anticipating trends. In addition, markets experiencing random price fluctuations, rather than defined trends or patterns, may generate a series of losing investments. There have been periods in the past when the markets have been subject to limited and ill-defined price movements, and such periods may recur. Any factor that may lessen major price trends (such as governmental controls affecting the markets) may reduce the prospect for future profitability. Any factor which would make it difficult to execute trades, such as reduced liquidity or extreme market developments resulting in prices moving the maximum amount allowed in a single day could also be detrimental to profits or cause losses. Increases in margin levels on securities may occur in the future. Such increased margin and other potential regulatory changes may adversely impact investment strategies. No assurance can be given that the strategies employed on behalf of the Fund will be profitable in the future.

Early Disposition of the Fund’s Investments. The Advisor may, in their sole discretion, determine to dispose of one or more of the Fund’s investments earlier than it otherwise would for tax reasons, including in order to qualify as a regulated investment company pursuant to the Internal Revenue Code, in which case the Shareholders may be adversely affected by such early disposition.

Increases in Assets Under Management May Have an Adverse Effect on Trading. By accepting additional equity, the Fund may exceed the Advisor’s capacity – i.e., the maximum amount at which they can effectively trade and manage risk. For example, the Fund’s portfolio manager may encounter difficulty in establishing or liquidating larger positions at desired prices.

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Effect of Fees and Expenses on Returns. The Fund will pay the Advisory Fee, where applicable, and will indirectly bear all expenses related to its operations. Such fees and expenses are expected to reduce the actual returns to investors. Most of the fees and expenses will be paid regardless of whether the Fund produces positive investment returns. As a result, the Fund could incur a substantial cost with no opportunity for a return.

Illiquidity of Fund Shares. The Fund is a closed-end investment company, provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 of the Investment Company Act, and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Fund’s repurchase policy.

Limited liquidity is provided to Shareholders only through the Fund’s quarterly repurchase offers for 5% of the Shares outstanding on the repurchase request deadline. There is no guarantee that Shareholders will be able to sell all of the Shares they desire to sell in a quarterly repurchase offer. Additionally, in certain instances such repurchase offers may be suspended or postponed by a vote of a majority of the Board of Trustees, including a vote by a majority of the Independent Trustees, as permitted by the Investment Company Act and other laws. See “Quarterly Repurchases of Shares.”

Trading and Investment Risks

Risks of Investing in Portfolio Companies. Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not or cannot participate, bankruptcy or liquidation and the reduction or loss of our investment;

●	these Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

●	because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Advisor and its agents perform due diligence on these Portfolio Companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, we may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable. The Fund will invest in Portfolio Companies for which financial information is not available if the Advisor determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders;

●	Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on the Fund; and

●	Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

The securities the Fund acquires may not appreciate in value and, in fact, may decline in value. In addition, the private company securities the Fund acquires (or into which they are convertible) are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enables such shareholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force the Fund to liquidate its position in a Portfolio Company at a specified price, which could be, in the Advisor’s opinion, inadequate or undesirable or even below the appropriate cost basis. In this event, the Fund could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude the Fund’s Portfolio Companies from realizing liquidity events and impede the Fund’s exit from these investments. The Fund’s Portfolio Companies may make business decisions to forego or delay potential liquidity events, such as an initial public offering, which could delay the Fund’s realization of value. Accordingly, the Fund may not be able to realize gains from its investments, and any gains that the Fund does realize on the disposition of any investments may not be sufficient to offset any other losses it experiences. The Fund will generally have little, if any, control over the timing of any gains it may realize from its investments. In addition, the Portfolio Companies in which the Fund invests may have substantial debt loads. In such cases, the Fund would typically be last in line behind any creditors in a bankruptcy or liquidation, and would likely experience a complete loss on our investment.

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Valuation Risk. The Fund’s portfolio investments are generally not in publicly traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Under the Investment Company Act, for the Fund’s investments for which there are no readily available market quotations, including securities available on alternative trading systems and other private secondary markets, the Fund values such securities at fair value daily as determined in good faith by the Advisor under consistently applied policies and procedures approved by the Board of Trustees in accordance with generally accepted accounting principles (“GAAP”). Regarding that determination, members of the Advisor’s portfolio management team prepare Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts, if available. The Advisor may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of our portfolio investments that are not publicly traded or for which we do not have readily available market quotations. However, the Board of Trustees retains ultimate authority as to the appropriate valuation of each such investment. The types of factors that the Advisor will take into account in providing its fair value recommendation to the Board of Trustees with respect to such Portfolio Company valuation will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, our determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, our fair market value determinations with respect to any non-publicly traded Portfolio Company investment the Fund holds may cause its NAV on a given date to materially understate or overstate the value that the Fund may ultimately realize on one or more of its investments. As a result, investors purchasing Shares based on an overstated NAV would pay a higher price than the value of the Fund’s investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of the Fund’s investments will receive a lower price for their Shares than the value of the Fund’s investments might warrant.

Illiquid Investments Risk. Our investments are generally in non-publicly traded securities (unless one of the Fund’s Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated its securities holdings therein). Although the Fund expects that most of its equity investments will trade on private secondary marketplaces, certain of the securities the Fund holds may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that the Fund will be able to sell its position in any Portfolio Company at the time it desires to do so and at the price the Advisor anticipates. The illiquidity of the Fund’s investments, including those that are traded on private secondary marketplaces, may make it difficult for the Fund to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares). Also, if the Fund is required to liquidate all or a portion of its portfolio quickly, it may realize significantly less than the carrying value of its investments. Other than the liquidity reserve required for repurchases of shares proscribed in Rule 23c-3(b)(10)(i) of the Investment Company Act, the Fund has no limitation on the portion of its portfolio that may be invested in illiquid securities, and a substantial portion or all of the Fund’s portfolio may be invested in such illiquid securities from time to time.

In addition, because the Fund deploys its capital to invest primarily in equity securities of private companies (or equity-linked securities convertible into such equity securities), it does not expect realization events, if any, to occur in the near term with respect to the majority of our Portfolio Companies. The Fund expects that its holdings of securities may require several years to appreciate in value, and the Fund can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of Shares could wait for an extended period of time before any appreciation or sale of the Fund’s investments, and any attendant distributions of gains, may be realized.

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Private Secondary Marketplace Trading Risks. The Fund intends to utilize alternative trading systems and other private secondary markets to acquire equity securities of Portfolio Companies. The Fund will generally have little or no direct access to financial or other information from the Portfolio Companies in which it invests through such private secondary marketplaces. As a result, the Fund is dependent upon the relationships and contacts of the Advisor’s senior investment professionals to obtain the information for the Advisor to perform research and due diligence, and to monitor the Fund’s investments after they are made, under the oversight of the Board of Trustees. The Fund makes investments in the securities of Portfolio Companies the Fund reasonably believes it can readily fair value. However, there can be no assurance that the Advisor will be able to acquire adequate information on which to make its investment decision with respect to any private secondary marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which the Fund invests could cause it to lose part or all of its investment in such companies, which would have a material and adverse effect on the Fund’s NAV and results of operations.

In addition, there can be no assurance that Portfolio Companies in which the Fund invests through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices on alternative trading systems and other private secondary markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause the Fund to realize future capital losses on its investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on the Fund’s NAV and results of operations.

Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite the Fund’s efforts to comply with applicable laws, it could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, the Fund’s ability to find investment opportunities and to liquidate its investments could be adversely affected.

Transfer Restrictions and Liquidation Risks. The Fund’s investments are, and are expected to be, primarily in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares the Fund may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. The Fund may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When the Fund completes an investment (or upon conversion of equity-linked securities), it generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Portfolio Company, the Fund’s ability to liquidate such securities may be constrained. Transfer restrictions could limit the Fund’s ability to liquidate its positions in these securities (e.g., to fund quarterly repurchases of Shares) if the Fund is unable to find buyers acceptable to our Portfolio Companies, or where applicable, their stockholders. Such buyers may not be willing to purchase the Fund’s investments at adequate prices or in volumes sufficient to liquidate its position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by the Fund. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.

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Due to the illiquid nature of most of the Fund’s investments, the Advisor may not be able to sell these securities at times when it deems it necessary to do so (e.g., to fund quarterly repurchases of Shares or which time the Advisor believes is in the best interest of the Fund), or at all. Due to the difficulty of assessing the Fund’s NAV, the NAV for Shares may not fully reflect the illiquidity of the Fund’s portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which the Fund’s portfolio securities may trade, and its particular portfolio at any given time.

Even if some of the Portfolio Companies complete IPOs, the Fund will often be subject to lock-up provisions that prohibit the Advisor from selling its investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that the Fund holds may decline substantially before it is able to sell these securities following an IPO.

Risk of Complex Capital Structures. A primary feature of the Fund’s investment objective is to invest in private growth companies primarily comprising the FNEX Target List, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where the Advisor is able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when the Advisor has limited information with respect to such capital structures. Although the Advisor believes that its senior investment professionals and Board of Trustees have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that it will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on the Advisor’s part to properly evaluate the relative rights and value of a class of securities in which the Fund invests could cause it to lose part or all of its investment, which in turn could have a material and adverse effect on the Fund’s NAV and results of operations.

Long-Term Objective; Not a Complete Investment Program. The Fund is not meant to provide a vehicle for those who wish to exploit short-term fluctuations in the stock market. An investment in Common Shares of the Fund should not be considered a complete investment program. Each Shareholder should take into account the Fund’s investment objective as well as the Shareholder’s other investments when considering an investment in the Fund.

Small Companies. The Fund may invest in small and/or unseasoned companies with small market capitalization. Such companies generally have potential for rapid growth, but they often involve higher risks because they may lack the management experience, financial resources, product diversification and/or competitive strength of larger and/or more established companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. When making large sales, the Fund may have to sell portfolio holdings of such companies at discounts from quoted prices or may have to make a series of small sales over an extended period due to the lower trading volume of smaller company securities.

Non-U.S. Investments. Though the Fund intends to invest primarily in U.S. investments, the Fund may trade on an opportunistic basis in certain non-U.S. investments. Investments outside the United States or denominated in non-U.S. currencies pose currency exchange risks (including blockage, devaluation and non-exchangeability), geopolitical risks as well as a range of other potential risks that could include, depending on the country involved, expropriation, confiscatory taxation, political or social instability, illiquidity, price volatility, and market manipulation. In addition, less information may be available regarding non-U.S. issuers and non-U.S. companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Further, non-U.S. securities markets may not be as liquid as U.S. markets. Transaction costs of investing outside the U.S. are generally higher than in the U.S. Higher costs result because of the cost of converting a non-U.S. currency to dollars, the payment of fixed brokerage commissions on some non-U.S. exchanges, and the imposition of transfer taxes or transaction charges by non-U.S. exchanges. There is generally less government supervision and regulation of exchanges, brokers, and issuers outside the U.S. than there is in the U.S. and there is greater difficulty in taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Portfolio Funds’, and therefore the Fund’s, performance.

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Foreign Securities and ADRs Risks. Certain investments of the Fund may be made in securities issued by foreign companies, which makes the Fund subject to more risks than if it invested solely in domestic common stocks. These securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts (“ADRs”) which are listed on a U.S. securities exchange or purchased through special purpose vehicles. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

Developing and Emerging Markets. The Fund may engage in investing in developing and emerging markets. Such investment involves additional risks and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include, among others: (i) increased risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including war); (iii) higher dependence on exports and the corresponding importance of international trade; (iv) greater volatility, less liquidity and smaller capitalization of securities markets; (v) greater volatility in currency exchange rates; (vi) greater risk of inflation; (vii) greater controls on foreign investment and limitations on repatriation of invested capital and on the ability to exchange local currencies for U.S. Dollars; (viii) increased likelihood of governmental involvement in and control over the economies; (ix) governmental decisions to cease support of economic reform programs or to impose centrally planned economies; (x) differences in auditing and financial reporting standards, which may result in the unavailability of material information about issuers; (xi) less extensive regulation of the securities markets; (xii) longer settlement periods for securities transactions and less reliable clearance and custody arrangements; (xiii) less developed corporate laws regarding fiduciary duties of officers and directors and the protection of investors; and (xiv) certain considerations regarding the maintenance of the Fund’s securities and cash with non-U.S. brokers and securities depositories.

Concentration of Investments. While the Advisor intends to purchase securities in a diverse group of Portfolio Companies the investment strategy set forth herein does not require the Fund to invest in a specific minimum number of securities and financial instruments. The Fund does not intend to concentrate in any particular industry or group of industries. However, at any given time, the assets of the Fund may become concentrated within a particular industry or financial or economic market. The concentration of the Fund’s portfolio would subject the Fund to a greater degree of risk with respect to the failure of one or a few investments. In that event, the Fund’s portfolio will be more susceptible to fluctuations in value resulting from adverse economic conditions affecting the performance of that particular company, industry, or financial or economic market, that a less concentrated portfolio would be. As a result, if the Fund’s investment portfolio becomes concentrated, its aggregate return may be volatile and may be affected substantially by the performance of only one or a few holdings.

Business Risk. The companies in which the Fund invest may involve a high degree of business and financial risk. These companies, in some cases, may have significant variations in operating results, may be engaged in a rapidly changing business environment with products subject to a substantial risk of obsolescence, may require significant additional capital to support their operations, or may otherwise have a weak financial condition. The Fund is subject to the risk of loss of all or substantially all of its investments.

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Competition. The securities industry and the varied strategies and techniques to be engaged in by the Advisor are extremely competitive and each involves a degree of risk. The Fund will compete with firms, including many private equity and venture capital funds, secondary market funds, other equity and non-equity based investment funds, and many of the larger securities and investment banking firms, which have substantially greater financial resources and research staffs. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on us as a RIC. There can be no assurance that the competitive pressures we face will not have a material adverse effect on our business, financial condition and results of operations. Also, because of this competition, we may not be able to take advantage of attractive investment opportunities from time to time, and we can offer no assurance that we will be able to identify and make direct equity investments that are consistent with our investment objective. To the extent we are unable to make investments in Portfolio Companies, an over-allocation of our assets in cash could have an adverse effect on the overall performance of the Fund, as investments in cash and cash equivalents may not earn significant returns.

Common Stock Risk. The Fund may invest in common stocks. The common stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons including if the issuer fails to make anticipated dividend payments. Common stock in which the Fund will invest is structurally subordinated as to income and residual value to preferred stock, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stock or debt instruments of such issuers. In addition, while common stock has historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns.

Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the dividends received deduction. Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities.

Difficult-to-Value or Illiquid Investments Risk. In addition to the Portfolio Companies, the Fund may invest in securities that are difficult to value or that are illiquid. It may be more difficult to sell illiquid securities at an attractive price, particularly if they are not publicly-traded and/or if their issuers have smaller market capitalizations. Where the Fund registration of the security, a considerable period may elapse between a decision to sell the securities and the time when registration is complete. Thus, the Fund may not be able to obtain as favorable a price at the time of the decision to sell as it might achieve in the future. The Fund may also acquire securities with contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Technology Risk. Technology-related sectors in which the Fund invests are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns. Given the experience of the Advisor’s senior investment professionals within the technology space and considering the type of companies comprising the FNEX Target List, the Fund expects that a number of the Portfolio Companies in which it invests will operate in technology-related sectors. The revenues, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-related sectors have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by Portfolio Companies that operate in technology-related sectors may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that the Fund may hold. This could, in turn, materially adversely affect the Fund’s business, financial condition and results of operations.

Risk of Lack of Control. The Fund does not intend to take controlling equity positions in Portfolio Companies. As a result, the Fund will be subject to the risk that a Portfolio Company may make business decisions with which the Advisor disagrees, and the stockholders and management of a Portfolio Company may take risks or otherwise act in ways that are adverse to the Fund’s interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in the Fund’s Portfolio Companies may have interests that differ from that of the Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of the Fund’s investment in the Portfolio Company. Due to the lack of liquidity for the equity investments that the Fund will typically hold in Portfolio Companies, the Advisor may not be able to dispose of the Fund’s investments in the event it disagrees with the actions of a Portfolio Company or its substantial shareholders, and may therefore suffer a decrease in the value of the Fund’s investments.

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The Fund’s Use of Hedging Involves Risk of Loss. The Fund may engage in hedging strategies, which use options, swaps, caps and floors, and other derivatives in an effort to protect assets from losses resulting from fluctuations in market prices. Hedging against a decline in the value of portfolio positions does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions’ value.

Options. The prices of many options are highly volatile. Price movements of options contracts are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The value of options also depends upon the price of the securities underlying them. The Fund is subject to the risk of the failure of any of the exchanges on which their positions trade or of their clearing houses or of counterparties. The cost of options is related, in part, to the degree of volatility of the underlying securities; accordingly, options on highly volatile securities may be more expensive than options on other investments. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.

Temporary Defensive Investments. When a temporary defensive posture is believed by the Advisor to be warranted (“temporary defensive periods”), the Fund may without limitation hold cash or invest its assets in money market instruments, and repurchase agreements in respect of those instruments, that the Advisor determine in their judgment to be of appropriate creditworthiness. Money market instruments in which the Fund may invest include obligations of the U.S. government, its agencies or instrumentalities; commercial paper that the Advisor determine to be investment grade, and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. The Fund may find it more difficult to achieve the long-term growth of capital component of its investment objective during temporary defensive periods.

General Risks

Economic Events. While the extreme volatility and disruption that U.S. and global markets experienced for an extended period of time beginning in 2007 and 2008 has generally subsided, uncertainty and periods of volatility remain, and risks to a robust resumption of growth persist. The policy of the Board of Governors of the Federal Reserve System (the “Federal Reserve”), including with respect to certain interest rates and the decision to begin tapering its quantitative easing policy, may adversely affect the value, volatility and liquidity of securities in Portfolio Companies and other securities, particularly dividend and interest paying securities. Market volatility, rising interest rates and/or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of any variable rate preferred shares or debt securities issued by the Fund would likely increase, which would tend to further reduce returns to Shareholders.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur during the term of the Fund, which may adversely affect the Fund. If some of the Fund’s assets will be located offshore, there is a possibility that the jurisdiction in which the assets are housed until deployment will undergo tax, corporate or other changes of law, which could adversely impact the Fund and/or the Shareholders.

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Securities Exchange Act of 1934. In connection with any acquisition or beneficial ownership by the Fund of more than five percent (5.00%) of any class of the equity securities of a company registered under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Fund or Portfolio Fund may be required to make certain filings with the SEC. Generally, these filings require disclosure of the identity and background of the purchaser, the source and amount of funds used to acquire the securities, the purpose of the transaction, the purchaser’s interest in the securities, and any contracts, arrangement or undertakings regarding the securities. In certain circumstances, the Fund may be required to aggregate its investment position in a given issuer with the beneficial ownership of that issuer’s securities by or on behalf of the Advisor, and its affiliates, which could require the Fund, together with such other parties, to make certain disclosure filings or otherwise restrict the Fund’s activities with respect to such Portfolio issuer’s securities. In addition, if the Fund becomes the beneficial owner of more than ten percent (10.00%) of any class of the equity securities of a company registered under the Exchange Act, the Fund may be subject to certain additional reporting requirements and to liability for short-swing profits under Section 16 of the Exchange Act. The Fund will likely intend to manage its investments so as to avoid the short-swing profit liability provisions of Section 16 of the Exchange Act.

Cybersecurity Risk. The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Advisor, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Risk of Exchange Policy. When an owner of shares of a Portfolio Company exchanges their shares for Shares of the Fund, it is possible that such owner, if they are actively involved in the Portfolio Company, will have more information about that company than the Advisor. In valuing such shares for purposes of the exchange, the Advisor will analyze all information available about the company, including data concerning any secondary trading activity in shares of the company, but there can be no assurance that the Advisor will have access to all information that might have a bearing on the appropriate value of the shares for purposes of the exchange. We do not expect that owners of Portfolio Company shares will engage in an exchange transaction to achieve liquidity for such shares through our repurchase program, because there are faster and more direct means for such shareholders to achieve liquidity, including selling such shares directly to the Fund or another purchaser for cash.

Limits of Risk Disclosures

The above discussion of the various risks associated with the Fund and its securities are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire prospectus and consult with their own advisers before deciding whether to invest in the Fund. In addition, as market, economic, political, tax and other factors change or evolve over time, an investment in the Fund may be subject to risk factors not foreseeable at this time or described in this Prospectus.

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MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is broadly responsible for the management of the Fund, including general supervision of the duties performed by the Advisor. The Board of Trustees approves all material agreements between the Fund and persons or companies furnishing services to the Fund. The day-to-day operation of the Fund is delegated to the officers of the Fund and the Advisor subject always to the investment objective, restrictions and policies of the Fund and to the general supervision of the Board of Trustees. Officers of the Fund are affiliated with either the Advisor. While each such officer intends to devote what he and the Board of Trustees believe to be a sufficient amount of his professional time to his duties and responsibilities as the particular officer of the Fund, such officer’s services are not exclusive to the Fund and such officer may provide similar services to other clients. While each officer and the Board of Trustees believe that such officer’s intended allocation of his professional time to Fund business is reasonable and appropriate, the fact that his services are not exclusive nonetheless entails the risk that the Fund’s compliance function will receive a lesser amount of attention than if such officer devoted all of his professional time to his duties as the particular officer of the Fund, and this risk could adversely impact the Fund.

The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.

Advisor

FNEX Advisor, LLC (the “Advisor”), is a limited liability company organized under the laws of the State of Delaware, serves as the investment adviser to the Fund and is registered as such with the SEC under the Advisers Act. The Advisor’s address is One Indiana Square, Suite 2252, Indianapolis, IN 46204. The Advisor is newly formed and the Fund is its only client. FNEX, LLC and ________ each own 50% of the Advisor.

The Advisor provides investment advisory services to the Fund, under the supervision of the Board of Trustees, pursuant to an investment advisory agreement, dated _______, 2018 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, under the oversight of the Board of Trustees, implements the overall investment strategy for the Fund; provides facilities and personnel, including officers required for the operations of the Fund; facilitates the preparation of various regulatory filings; liaises with regulators or exchange personnel as appropriate; invest and reinvest the assets of the Fund by selecting the securities, instruments and other investments and techniques that the Fund may purchase, sell or use; and fulfills certain regulatory compliance responsibilities. In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets (the “Advisory Fee”). The Advisory Fee is an expense paid out of the Fund’s assets.

The Advisory Agreement was approved by the Board of Trustees on _________, 2018. A discussion regarding the basis for the approval of the Advisory Agreement by the Board of Trustees will be available in the Fund’s initial semi-annual report to Shareholders.

Portfolio Manager

The following members of the Portfolio Management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. The Portfolio Management team has been in service since the Fund’s launch in 2018.

Todd Ryden – Principal, Portfolio Manager, FNEX Advisor, LLC

Mr. Ryden serves as the Advisor’s _________ and is a co-portfolio manager on the __________ fund and other private L.P. vehicles. Previously, Mr. ___________. He is a graduate of __________.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

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FUND EXPENSES

In addition to the fees of the Advisor, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, interest, taxes, banking fees, expenses of legal services, expenses of the auditing and other services of its independent registered public accounting firm, the costs of shareholder meetings and of preparing, printing, mailing proxy statements and soliciting proxies, costs of printing share certificates (if any) and shareholder reports, charges of the Fund’s Custodian, charges of the transfer agent and dividend disbursing agent, charges of any provider of shareholder services and market support to the Fund, SEC fees, fees of Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), expenses of the Trustees, accounting and printing costs, the Fund’s pro rata portion of membership fees in trade organizations, the Fund’s pro rata portion of its Chief Compliance Officer’s compensation, the Fund’s fidelity bond, professional liability coverage for the Fund’s officers, Trustees and officers, expenses of qualifying the Fund for sale in various states, , litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund including fees payable to the Fund’s various service providers. Such expenses also will include expenses of any action, suit or other proceedings in which or in relation to which, among others, an Advisor or any Trustee is entitled to indemnity by the Fund. The Fund also will be responsible for all commissions and other costs of portfolio transactions and any extraordinary expenses that may be incurred by the Fund from time to time.

In addition, the Fund is responsible for all expenses related to its investment program, including, but not limited to, all costs and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, including its investments in the Portfolio Companies (whether or not consummated), and enforcing the Fund’s rights in respect of such investments, transfer taxes and premiums, taxes withheld on non-U.S. dividends, fees for data and software providers, research expenses, professional fees (including, without limitation, the fees and expenses of consultants, attorneys and experts) and, if applicable, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees.

Pursuant to the Expense Limitation Agreement, the Advisor is entitled to receive reimbursement from the Fund of organizational and offering expenses paid on the Fund’s behalf, either directly or through the Advisor’s affiliates. The Advisor has agreed to waive its fees and reimburse expenses of the Fund, until at least _________, 2019, to ensure that total annual fund operating expenses (excluding distribution and servicing fees, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, and extraordinary expenses) will not exceed 2.50% of the Fund’s average daily net assets, computed on a monthly basis. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. Notwithstanding the foregoing, the Fund will make repayments to the Advisor only if, and to the extent that, such recoupment does not cause the Fund’s expense ratio (after repayment is taken into account) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board of Trustees on sixty (60) days’ written notice to the Advisor.

Organization and Offering Expenses

The Advisor has incurred organizational and offering costs, on the Fund’s behalf, and are entitled to receive reimbursement for such from the Fund. The reimbursement to the Advisor for organizational and offering costs will be borne by the Shareholders. Organization costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred. The Fund’s offering costs include, among other things, legal, accounting, printing and other expenses pertaining to this offering.

NET ASSET VALUE

The NAV of the Fund’s Shares is determined daily, as of the close of regular trading on the NASDAQ (normally, 4:00 p.m., Eastern time). Each Share is offered at the NAV next calculated after receipt of the purchase in good order, plus any applicable sales load. The price of the Shares increases or decreases on a daily basis according to the NAV of the Shares. The net asset value of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses. With respect to the valuation of securities held by the Fund, the Fund will generally value such assets as described below.

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The Board of Trustees is responsible for the determination of the Fund’s net asset value (“NAV”). In computing the Fund’s NAV, portfolio securities of the Fund are valued at their current fair market values determined by market quotations, if available. If market quotations are not readily available, as in the case of Portfolio Companies, securities are valued at fair market value determined in “good faith” by the Board of Trustees. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Board of Trustees believes to be reliable. The Board of Trustees has delegated the day-to-day responsibility for determining these fair values in accordance with the policies it has approved to the Advisor, which acts under the supervision of the Board of Trustees. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. The Advisor has developed written policies and procedures (the “Valuation Procedures”) for purposes of determining the value of securities held by the Fund, including the fair value of the Fund’s investments, which have been approved by the Board of Trustees, including a majority of the Independent Trustees, and will make valuation determinations and act in accordance with those procedures and methodologies, and in accordance with the Investment Company Act. Valuation determinations are reviewed and, as necessary, ratified or revised quarterly by the Board of Trustees (or more frequently if necessary), including in connection with any quarterly repurchase offer. The Fund’s Valuation Committee oversees the implementation of the Fund’s valuation procedures. The Valuation Committee monitors the material aspects of the Valuation Procedures, as adopted by the Board of Trustees and revised from time to time, as well as monitors the Fund’s compliance with respect to the valuation of its assets under the Investment Company Act. The Board of Trustees continuously reviews the appropriateness of the Fund’s method for valuing portfolio securities.

Pursuant to the Valuation Procedures, the Advisor is responsible for determining and documenting (1) whether market quotations are readily available for portfolio securities of the Fund; (2) the fair value of portfolio securities for which market quotations are not readily available; and (3) the fair value of any other assets or liabilities considered in the determination of the NAV. Depending on the portfolio security being valued, the Advisor is responsible for maintaining records for each investment, which reflect various significant positive or negative events in the fundamental financial and market information relating to each investment that support or affect the fair value of the investment. The Advisor will provide the Board of Trustees and the Valuation Committee with periodic reports (but no less often than quarterly) that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have a risen, if any. There is no single standard for determining fair value of a security. Rather, the Advisor’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Advisor, acting under the supervision of the Board of Trustees and pursuant to the Valuation Procedures, may consider several factors, including the implied valuation of the asset as reflected by stock purchase contracts reported on alternative trading systems and other private secondary markets, fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security the price of such security in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein and the per share price of the security to be valued in recent verifiable transactions, including private secondary transactions (including exchanges for Fund Shares). The Advisor may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence, the Advisor will attempt to obtain current information on an ongoing basis from market sources and/or issuers to value all fair valued securities.

Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, or deemed unreliable for a security, or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades, but before the Fund calculates its net asset value, securities will be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices.

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The Fund, Administrator and Advisor may also use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the net asset value for the Fund. In computing the net asset value, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the New York Stock Exchange (the “NYSE”), which ordinarily occurs at four o’clock p.m. (4:00 p.m.) Eastern Time. Prices of foreign securities quoted in foreign currencies are translated into U.S. Dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its Common Shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its net asset value, the Administrator may need to price the security using the Fund’s fair value pricing guidelines.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the Investment Company Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

As a result of investments by the Fund or other investment vehicles accessed by the Fund, if any, in foreign securities or other instruments denominated in currencies other than the U.S. Dollar, the net asset value of the Fund’s Common Shares may be affected by changes in the value of currencies in relation to the U.S. Dollar. The value of these instruments denominated in currencies other than the U.S. Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net asset value if the judgments of the Board of Trustees or the Advisor regarding appropriate valuations should prove incorrect.

PURCHASES OF SHARES

Purchase Terms

The minimum initial investment in the Fund from each investor is $2,500, and the minimum additional investment in the Fund is $1,000. The minimum initial and additional investments may be reduced by the Fund with respect to employees, officers or Trustees of the Fund, an Advisor or their affiliates. The Fund may repurchase all the Common Shares held by a Shareholder if the Shareholder’s account balance in the Fund, because of repurchase or transfer requests by the Shareholder, is less than $2,500. Initial and any additional purchases of Common Shares of the Fund by any Shareholder must be made via wire transfer of funds. Payment for each initial or subsequent additional purchase of Common Shares must be made in one installment.

Investors may also purchase Shares by exchanging securities of Portfolio Companies for Fund Shares. Each exchange of Portfolio Company shares for Fund Shares is subject to approval by the Board of Trustees, upon recommendation by the Investment Adviser. The terms of each exchange must be approved by the Board of Trustees, including a majority of Independent Trustees. Share exchanges will be conducted only directly through the Fund. No Financial Intermediary will be permitted to conduct Share exchanges. The Advisor shall determine the valuation of such securities and the number of Shares for which such securities may be exchanged. The value of shares of Portfolio Companies to be exchanged by prospective investors for Shares will be determined by the parties, taking factors into account such as the recent trading prices of such shares on alternative trading systems and other private secondary markets, financial results of such Portfolio Company (when available), research reports and other diligence materials, and the fair market value of such security as determined under the Fund’s valuation policies and procedures to the extent such security is already a part of the Fund’s portfolio. Such exchanges would result in a taxable event for the exchanging shareholder with a taxable capital gain in the amount of the difference between such shareholder’s basis in the exchanged shares and the fair market value of the Shares received in the exchange. The Advisor will not receive any Payment in connection with the exchange by an investor of Portfolio Company shares for Fund Shares.

INVESTOR SUITABILITY

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the Shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investor should invest in the Fund only money that it can afford to lose, and it should not invest in the Fund money to which it will need access in the short-term or on a frequent basis. In addition, all investors should be aware of how the Fund’s investment strategies fit into their overall investment portfolios because the Fund is not designed to be, by itself, a well-balanced investment for a particular investor.

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The Fund should be considered to be an illiquid investment. Investors will not be able to redeem Shares on a daily basis because the Fund is a closed-end fund operating as an interval fund. The Fund’s Shares are not traded on an active market and there is currently no secondary market for the Shares, nor does the Fund expect a secondary market in the Shares to develop. However, limited liquidity may be available through the quarterly repurchase offers described in this Prospectus.

Purchasing Shares

You may make purchases directly from the Fund by mail or bank wire. The Fund has also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. Orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Fund in good form. The orders will be priced at the Fund’s net asset value next computed after the orders are received by the authorized broker or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason or (ii) suspend its offering of shares at any time.

Regular Mail Orders. Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. Cash, money orders, and traveler’s checks will not be accepted by the Fund. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund and M3Sixty. The Fund will charge a $35 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the Fund to:

FNEX Ventures

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, Kansas 66205

The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863 for instructions.

Subsequent Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum subsequent investment is $1,000. Before adding funds by bank wire, please call the Fund at 1-888-___-____ for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

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Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund’s share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), each Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. If after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

PERIODIC REPURCHASE OFFERS

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive net asset value on a disposition of at least a portion of Common Shares, makes periodic offers to repurchase Common Shares. No Shareholder will have the right to require the Fund to repurchase its Common Shares, except as permitted by the Fund’s interval structure. No public market for the Common Shares exists, and none is expected to develop in the future. Consequently, Shareholders will not be able to liquidate their investment other than as a result of repurchases of their Common Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without Shareholder approval, requiring the Fund to offer to repurchase 5.00% of its Common Shares at net asset value on a regular schedule. The schedule requires the Fund to make repurchase offers every three months. The Fund expects the first repurchase offer to be issued in the first quarter of calendar year 2019.

Repurchase Dates

The Fund will make quarterly repurchase offers every three (3) months. As discussed below, the date on which the repurchase price for Common Shares is determined will occur no later than the fourteenth (14th) day after the final day in which Shareholders may submit a repurchase request of their Common Shares (the “Repurchase Request Deadline”) (or the next Business Day, if the fourteen (14th) day is not a Business Day).

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Repurchase Request Deadline

The date by which Shareholders wishing to tender Common Shares for repurchase must respond to the repurchase offer typically falls seven (7) days before the Repurchase Pricing Date (defined below). When a repurchase offer commences, the Fund sends, at least twenty-one (21) days before and no more than forty-two (42) days before the Repurchase Request Deadline, written notice to each Shareholder setting forth, among other things:

(a)       The percentage of outstanding Common Shares that the Fund is offering to repurchase and how the Fund will purchase Common Shares on a pro rata basis if the offer is oversubscribed;

(b)       The date on which a Shareholder’s repurchase request is due;

(c)       The date that will be used to determine the Fund’s net asset value applicable to the repurchase offer (the “Repurchase Pricing Date”);

(d)       The date by which the Fund will pay to Shareholders the proceeds from their Common Shares accepted for repurchase;

(e)       The net asset value of the Common Shares as of a date no more than seven (7) days before the date of the written notice and the means by which Shareholders may ascertain the net asset value;

(f)       The procedures by which Shareholders may tender their Common Shares and the right of Shareholders to withdraw or modify their tenders before the Repurchase Request Deadline;

(g)       The circumstances in which the Fund may suspend or postpone the repurchase offer; and

(h)       The repurchase offer amount and any applicable fees to such repurchase.

This notice may be included in a Shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a Shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the Shareholder will be unable to liquidate Common Shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.

Determination of Repurchase Price and Payment for Shares

The Repurchase Pricing Date will occur no later than the fourteenth (14th) day after the Repurchase Request Deadline (or the next business day, if the fourteen (14th) day is not a Business Day). The Fund expects to distribute payment to Shareholders between one (1) and three (3) Business Days after the Repurchase Pricing Date and will distribute such payment no later than seven (7) calendar days after such date. The repurchase price is the net asset value per Common Share. The Fund’s net asset value per Common Share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and Repurchase Pricing Date. The method by which the Fund calculates net asset value is discussed below under “Net Asset Value.” During the period an offer to repurchase is open, Shareholders may obtain the current net asset value by calling the Fund’s Transfer Agent at _________.

Repurchase Fee on Shares Repurchased within One Year of Purchase

A two percent (2.00%) early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Common Shares at any time prior to the day immediately preceding the one-year anniversary of an Shareholder’s purchase of the Common Shares (on a “first in-first out” basis). The early repurchase fee will be retained by the Fund for the benefit of the remaining Shareholders.

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Suspension or Postponement of Repurchase Offers

The Fund may suspend or postpone a repurchase offer in limited circumstances set forth in Rule 23c-3 under the Investment Company Act, as described below, but only with the approval of a majority of the Board of Trustees, including a majority of Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act. The Fund may suspend or postpone a repurchase offer only: (i) for any period during which the NYSE or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may by order permit for the protection of Shareholders of the Fund.

Oversubscribed Repurchase Offers

There is no minimum number of Common Shares that must be tendered before the Fund will honor repurchase requests. However, the Board of Trustees shall set for each repurchase offer a maximum percentage of Common Shares that may be repurchased by the Fund, which is 5% of the Fund’s outstanding Common Shares. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Common Shares up to a maximum amount of 2.00 of the outstanding Common Shares. If the Fund determines not to repurchase additional Common Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Common Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Common Shares tendered on a pro rata basis.

If any Common Shares that a Shareholder wishes to tender to the Fund are not repurchased because of proration, the Shareholder will have to wait until the next repurchase offer and resubmit a new repurchase request, and the Shareholder’s repurchase request will not be given any priority over other Shareholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Common Shares that a Shareholder wishes to have repurchased in a given repurchase offer or in any subsequent repurchase offer. In anticipation of the possibility of proration, some Shareholders may tender more Common Shares than they wish to have repurchased in a particular quarter, increasing the likelihood of proration.

There is no assurance that a Shareholder will be able to tender his/her/its Common Shares when or in the amount that the Shareholder desires.

Consequences of Repurchase Offers

From the time the Fund distributes or publishes each repurchase offer notification until the Repurchase Pricing Date for that offer, the Fund must maintain liquid assets at least equal to the percentage of its Common Shares subject to the repurchase offer. For this purpose, “liquid assets” means assets that may be sold or otherwise disposed of in the ordinary course of business, at approximately the price at which the Fund values them, within the period between the Repurchase Request Deadline and the repurchase payment deadline, or which mature by the repurchase payment deadline. The Fund is also permitted to borrow up to the maximum extent permitted under the Investment Company Act to meet repurchase requests.

If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. There is no assurance that the Fund will be able sell a significant amount of additional Common Shares so as to mitigate these effects. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund does not comply with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

These and other possible risks associated with the Fund’s repurchase offers are described under “Non-Listed Closed-End Fund Structure – Repurchase Offers Risk” below. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Shareholders, potentially even to those Shareholders that do not participate in the repurchase. For a discussion of these tax consequences, see “Taxation” below and “Tax Aspects” in the SAI.

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Transfers of Shares

Common Shares may be transferred only:

(a)       By operation of law as a result of the death, bankruptcy, insolvency, adjudicated incompetence or dissolution of the Shareholder; or

(b)       Under certain limited circumstances, with the written consent of the Fund, which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances.

A Shareholder transferring Common Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

In subscribing for Common Shares, a Shareholder agrees to indemnify and hold harmless the Fund, the Board of Trustees, the Advisor, each other Shareholder and any of their affiliates against all losses, claims, damages, liabilities, costs and expenses (including legal or other expenses incurred in investigating or defending against any losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement), joint or several, to which those persons may become subject by reason of, or arising from, any transfer made by that Shareholder in violation of these provisions or any misrepresentation made by that Shareholder or a substituted Shareholder in connection with any such transfer.

NON-LISTED CLOSED-END FUND STRUCTURE

Closed-end Fund; Liquidity Risks. The Fund is a non-diversified closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their Common Shares on a daily basis at a price based on net asset value.

Limitations on Transfer; Shares Not Listed; No Market for Shareholder Shares. The transferability of Common Shares is subject to certain restrictions contained in the Fund’s Agreement and Declaration of Trust and is affected by restrictions imposed under applicable securities laws. The Common Shares are not traded on any national securities exchange or other market. No market currently exists for the Common Shares, and the Fund contemplates that one will not develop. The Common Shares are, therefore, not readily marketable. Although the Fund will conduct periodic repurchases of Common Shares, no assurances can be given that the Fund will not suspend the offer in accordance with Rule 23c-3(b)(3)(1). Consequently, Common Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Repurchase Offers Risk. As described under “Periodic Repurchase Offers” above, the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, the Fund, subject to applicable law, will conduct quarterly repurchase offers of the Fund’s outstanding Common Shares at net asset value, subject to approval of the Board of Trustees. Repurchases will be for 5.00% of the Fund’s outstanding Common Shares at net asset value, pursuant to Rule 23c-3 under the Investment Company Act. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. Also, the sale of securities of Portfolio Companies to fund repurchases could reduce the market price of those underlying securities, which in turn would reduce the Fund’s NAV. In each case, such actions may reduce the Fund’s NAV. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Repurchase of the Fund’s Shares will reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional Shares are not sold and expenses otherwise remain the same (or increase). The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Board may determine to increase the amount repurchased by up to 2.00% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. If the Board determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2.00% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some Shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A Shareholder may be subject to market and other risks, and the net asset value of Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the net asset value for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund may be a taxable event to Shareholders.

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VOTING RIGHTS OF SHAREHOLDERS

Each of the Fund’s Shareholders will have the right to cast a number of votes based on the number of Common Shares held at any meeting of Shareholders called by the Trustees or Shareholders holding at least a majority of the total number of votes eligible to be cast by all Shareholders. Shareholders will be entitled to vote on any matter on which holders of equity securities of a registered investment company formed as a statutory trust under the laws of the State of Delaware would be entitled to vote, including selection of Trustees, changes to the Fund’s fundamental investment policies, and approval of the selection of any new investment adviser to the Fund. Except for the exercise of their voting privileges, the Fund’s Shareholders will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

TAXATION

The following is a summary of certain aspects of the U.S. federal income taxation of the Fund and the Shareholders that should be considered by a prospective Shareholder. The Fund has not sought a ruling from the Internal Revenue Service (the “IRS”) or any other U.S. federal, state or local agency with respect to any tax matters affecting the Fund, nor has it obtained an opinion of counsel with respect to any of those matters.

The Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code. As long as the Fund so qualifies, the Fund (but not the Shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to Shareholders. The Fund intends to distribute substantially all of such income and gains annually.

Distributions made from the Fund’s excess of net long-term capital gains over net short-term capital losses, or “net capital gain” (“capital gain dividends”), if properly reported by the Fund, are taxable to U.S. Shareholders as long-term capital gains, regardless of the length of time the U.S. Shareholder has owned Common Shares. Ordinary income and capital gain dividends are taxable to Shareholders even if they are reinvested in additional Common Shares of the Fund. Distributions in excess of the Fund’s current and accumulated earnings and profits (which represent a return of capital, meaning a return to Shareholders of the money they originally invested in the Fund) will first reduce the adjusted tax basis of a Shareholder’s Common Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such Shareholder. The Fund will provide the Shareholders with a written notice reporting the amount of dividends paid during the year that qualify as capital gain dividends, as qualified dividend income, and as ordinary income dividends.

To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy certain source-of-income, asset diversification and distribution requirements. In determining the whether the Fund meets the diversification requirements the Fund will take into account its distributive share of the individual items of income and assets of the Portfolio Funds (treated as partnership for tax purposes) in which it is a partner in accordance with GCM 39207 Internal Revenue Code Sec(s). 851, 03/29/1984. If, in any taxable year, the Fund fails to qualify as a RIC, the Fund would be taxed in the same manner as an ordinary corporation and could be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions in order to re-qualify for taxation as a RIC. For more information, see “Tax Aspects” in the SAI.

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THE FOREGOING IS A BRIEF SUMMARY OF CERTAIN U.S. FEDERAL INCOME TAX MATTERS THAT ARE PERTINENT TO PROSPECTIVE INVESTORS. THE SUMMARY IS NOT, AND IS NOT INTENDED TO BE, A COMPLETE ANALYSIS OF ALL PROVISIONS OF THE U.S. FEDERAL INCOME TAX LAW WHICH MAY HAVE AN EFFECT ON SUCH INVESTMENTS. THIS ANALYSIS IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. ACCORDINGLY, PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN RESPECTIVE TAX ADVISERS WITH RESPECT TO THEIR OWN RESPECTIVE TAX SITUATIONS AND THE EFFECTS OF THIS INVESTMENT THEREON.

THE DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, acts as the distributor of the Fund’s Common Shares. Under the terms of a distribution agreement (the “Distribution Agreement”), the Distributor will continually distribute Fund’s Common Shares on a best efforts basis but shall not be obligation to sell a certain number of Common Shares. Shares of the Fund will not be listed on any national securities exchange. The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of Common Shares (each a “Selling Agent” and collectively, the “Selling Agents”). The Distributor does not receive compensation from the Fund for its distribution services. The Advisor pays the Distributor a fee for providing certain distribution-related services to the Fund.

DISTRIBUTIONS AND DIVIDENDS

The Fund intends to distribute substantially all its net investment income and all its realized short-term and long-term gains, if any, to Shareholders once each fiscal year when the Board of Trustees determines in its sole discretion (or twice in a fiscal year at such times determined by the Board of Trustees, if necessary for the Fund to maintain its status as a RIC and in accordance with the Investment Company Act). It is likely that many of the Portfolio Companies in whose securities the Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends. The Fund is not a suitable investment for any investor who requires dividend income.

If an investor buys Common Shares just before the record date of a dividend declared by the Fund, the investor will receive that dividend. While the receipt of dividends shortly after a purchase of Common Shares by a Shareholder may seem like a windfall to an investor, such dividends generally will have the effect of reducing the per Common Share net asset value of the Shareholder’s Common Shares by the per Common Share amount of the dividends, subject to other market fluctuations. Such dividends are generally subject to U.S. federal income tax at ordinary income or capital gain rates.

Distributions which exceed the Fund’s earnings and profits represent a return of capital, that is, a return of a portion of a Shareholder’s original investment in the Common Shares. If Fund distributions are funded from offering proceeds or borrowings, such distributions may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to Shareholders through distributions will be distributed after payment of fees and expenses. As a result, a return of capital will lower a Shareholder’s tax basis in the Common Shares, and after the adjusted basis is reduced to zero, will constitute capital gain to such Shareholder realized upon a subsequent sale or redemption of such shares. In addition, return of capital will reduce the amount of funds the Fund has available for investment. The Fund has not established any limits on the extent to which the Fund may use offering proceeds to fund distributions.

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The Fund’s distributions generally are taxable to Shareholders. The Fund anticipates that, due to the U.S. federal income tax characterization of cash distributions made by some companies in which the Fund may invest, a small portion of the Fund’s distributions to Shareholders may also consist of tax-advantaged return of capital for U.S. federal income tax purposes. In general, such distributions will constitute a return of capital to a Shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. A return of capital is a return of a portion of the Shareholder’s original investment in the Fund. The portion of any distribution treated as a return of capital will not be subject to U.S. federal income tax currently, but will result in a corresponding reduction in a Shareholder’s basis in the Common Shares and after the adjusted basis is reduced to zero, will constitute capital gain to such Shareholder (that is, will result in an increase of a Shareholder’s tax liability) when the Shareholder later sells or exchanges Common Shares of the Fund. Shareholders will automatically have all distributions reinvested in Common Shares issued by the Fund or Common Shares of the Fund purchased on the open market in accordance with the Fund’s dividend reinvestment plan unless an election is made to receive cash. Shareholders who receive dividends in the form of additional Common Shares will be subject to the same U.S. federal, state and local tax consequences as Shareholders who elect to receive their dividends in cash. See “Dividend Reinvestment Plan.”

There can be no assurance that the Fund will achieve any level of distributions or that it will do so at a particular rate.

DIVIDEND REINVESTMENT PLAN

Any distributions made with respect to Common Shares registered in the Shareholder’s name will be reinvested automatically pursuant to the Automatic Dividend Reinvestment Plan (the “Plan”) by the transfer agent, which is agent under the Plan, unless the Shareholder elects to receive cash. Because the Advisory Fee is based on the Fund’s daily net assets, distributions automatically reinvested by the Transfer Agent will increase the Advisory Fee paid to the Advisor. Distributions with respect to Common Shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the Shareholder elects to receive distributions in cash. Investors who own Common Shares registered in street name should consult their broker-dealers for details regarding reinvestment. A participant in the Plan may elect to receive all dividends in cash by contacting the Plan agent in writing at the address specified below or by calling the Plan agent at __________.

Under the Plan, participants in the Plan will receive newly issued Common Shares or Common Shares repurchased from Shareholders by the Fund and held as treasury stock. The number of Common Shares received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s net asset value per share. The automatic reinvestment of dividends and other distributions will not relieve participants of any U.S. federal, state or local income tax that may be payable (or required to be withheld) on such dividends or other distributions.

The Plan agent maintains all Shareholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by Shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant. Shares in the account of each Plan participant will be held by the Plan agent in non-certificated form in the name of the participant. Under no circumstances will certificates be issued to participants.

In the case of Shareholders such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan agent will administer the Plan on the basis of the number of shares certified from time to time by the Shareholder as representing the total amount registered in the Shareholder’s name and held for the account of beneficial owners who participate in the Plan. A Plan participant may terminate his or her account under the Plan by notifying the Plan agent in writing to the address specified below or by telephone at _______________. A termination will be effective immediately if notice is received by the Plan agent more than three (3) Business Days prior to any dividend or distribution payment date. If such notice is received less than three (3) Business Days prior to any dividend or distribution payment date, then such dividend or distributed will be reinvested, and such termination shall be effective with respect to any subsequent dividends or distributions. If the Plan participant elects by written notice to the Plan agent in advance of such termination to have the Plan agent sell part or all of such Plan participant’s shares and remit the proceeds to him or her, the Plan agent is authorized to deduct fifteen dollars ($15.00) per transaction plus brokerage commissions of $0.10 per share for this transaction from the proceeds. The Fund reserves the right to amend or terminate its Plan as applied to any distribution paid subsequent to written notice of the change sent to the members of such Plan at least thirty (30) days before the record date for such distribution. The Plan also may be amended or terminated by the Plan agent on at least thirty (30) days’ written notice to the participants in such Plan. Neither the Fund nor the Plan agent shall be liable for any act performed in good faith or any good faith omission to act in connection with the matters discussed in this “Dividend Reinvestment Plan” section, including, without limitation, any claim of liability: (i) arising out of any failure to terminate a participant’s account, sell shares held in the Plan, or invest dividends; or (ii) with respect to the prices at which shares are purchased or sold for the participant’s account and the time such purchases or sales are made.

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For more information about the Plan you may contact the Plan agent in writing at FNEX Ventures, c/o M3Sixty Administration, LLC, or by calling the Plan agent at ____________.

ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT

M3Sixty Administration, LLC, located at 4300 Shawnee Mission Pkwy, Suite 100, Fairway, KS 66205, serves as Administrator, Accounting Agent and Transfer Agent to the Fund. Pursuant to the Investment Fund Services Agreement (filed herewith), for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. Generally, the monthly fee is computed at an annual rate of ________________.

CUSTODIAN

The Fund has entered into a Custody Agreement, dated ___________, 2018, with _________ Bank (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets. In performing these functions, the Fund pays the Custodian administrative domestic fees of ____________. The Custodian’s address is _______________________.

PRIVACY POLICY

The Fund and the Advisor take the privacy of client and customer information very seriously. For more information, please see the following privacy policy notice:

Financial companies choose how they share your personal information. This notice provides information about how we collect, share, and protect your personal information, and how you might choose to limit the Fund’s ability to share certain information about you. Please read this notice carefully.

All financial companies need to share customers’ personal information to run their everyday businesses. Accordingly, information, confidential and proprietary, plays an important role in the success of the Fund’s business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize the Fund’s obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, the Advisor does not sell its customers’ non-public personal information to any third parties. The Advisor uses its customers’ non-public personal information primarily to complete financial transactions that its customers request or to make its customers aware of other financial products and services offered by the Advisor.

The Advisor may collect non-public information about you from the following sources:

(a)       Information we receive about you on applications or other forms;

(b)       Information you may give us orally;

(c)       Information about your transactions with us or others; and

(d)       Information you submit to us in correspondence, including emails or other electronic communications.

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The Advisor does not disclose any non-public personal information about their customers or former customers without the customer’s authorization, except that Advisor may disclose the information listed above, as follows:

(a)       It may be necessary for the Advisor to provide information to nonaffiliated third parties in connection with the Fund’s performance of the services we have agreed to provide you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

(b)       The Advisor will release any of the non-public information listed above about a customer if directed to do so by that customer or if the Advisor is authorized by law to do so, such as in the case of a court order, legal investigation, or other properly executed governmental request.

(c)       In order to alert a customer to other financial products and services offered by an affiliate, the Advisor may share information with an affiliate, including companies using the Advisor’s name. Such products and services may include, for example, other investment products offered by the Advisor. If you prefer that we not disclose non-public personal information about you to the Fund’s affiliates for this purpose, or if you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

(d)       The Advisor will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. Your information is not provided by us to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

As required by federal law, the Advisor will notify customers of the Privacy Policy annually. The Advisor reserves the right to modify its policies at any time, but in the event that there is a change, the Advisor will promptly inform its customers of that change.

LEGAL MATTERS

Certain legal matters in connection with the Fund’s Common Shares will be passed upon for the Fund by Practus, LLP, located at 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, which also serves as legal counsel to the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Fund is _______.

ADDITIONAL INFORMATION

This prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act and the Investment Company Act. This Prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Common Shares offered hereby. Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document filed as an exhibit to the Registration Statement or otherwise filed with the SEC. Each such statement is qualified in its entirety by such reference. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC’s web site (http://www.sec.gov).

Inquiries concerning the Fund and its Common Shares should be directed to the Advisor at __________.

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Subject to Completion, Dated July 19, 2018

STATEMENT OF ADDITIONAL INFORMATION

FNEX VENTURES

Common Shares of Beneficial Interest

FNEX Ventures (the “Fund”) is a newly organized, non-diversified, closed-end management investment company operating as an “interval fund.” This Statement of Additional Information (the “SAI”) relating to Common Shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated __, 2018. This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling ____________. The prospectus and this Statement of Additional Information are part of the registration statement filed with the Securities and Exchange Commission (the “SEC”), Washington, D.C., which includes additional information regarding the Fund. The registration statement may be obtained from the SEC upon payment of the fee prescribed, inspected at the SEC’s office at no charge or inspected on the SEC’s website at http://www.sec.gov. Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

This Statement of Additional Information is dated ____________, 2018.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

THE FUND

FNEX Ventures was formed as a Delaware statutory trust on June 20, 2018 and is registered under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “Investment Company Act”) as a closed-end, non-diversified management investment company operating as an “interval fund.” FNEX Advisor, LLC serves as the Fund’s investment adviser (the “Advisor”).

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

The Fund has adopted certain fundamental investment policies and restrictions, which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities of an investment company, such as the Fund, means the affirmative vote of the lesser of: (a) more than fifty percent (50.00%) of its outstanding shares; or (b) sixty-seven percent (67.00%) or more of the voting securities present at a Shareholders’ meeting (provided that more than fifty percent (50.00%) of its outstanding shares are represented at the meeting in person or by proxy). If a fundamental policy and restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages will not be considered a violation of any of these fundamental policies and restrictions if these increases or decreases in percentages result solely from increases or decreases in the total amount of the Fund’s assets or changes in the values of portfolio investments, provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

The following are fundamental policies that may be changed only with a Shareholder vote:

(a)          The Fund may not issue any senior security (as that term is defined in the Investment Company Act) or borrow money, except to the extent permitted by the Investment Company Act, the rule and regulations thereunder and any applicable exemptive relief.

(b)          The Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(c)          The Fund may not purchase or sell real estate except as permitted under the Investment Company Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(d)          The Fund may invest in commodities only as permitted by the Investment Company Act or other governing statute, by the Rules thereunder or by the SEC or other regulatory agency with authority over the Fund.

(e)          The Fund may not make loans to others, except as permitted under the Investment Company Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(f)          The Fund will not invest more than 25% of the value of its total assets in a particular “industry or group of industries”, as that phrase is used in the Investment Company Act, and as interpreted, modified or otherwise permitted by a regulatory authority having jurisdiction, from time to time (the “Fundamental Concentration Policy”). The Fund’s Fundamental Concentration Policy does not preclude it from focusing investments in issuers in related fields.

The Fund interprets each of these fundamental investment policies and restrictions under the Investment Company Act, the rules and regulations under the Investment Company Act, and the SEC’s and its staff’s interpretations of the Investment Company Act.

Other Fundamental Policies

In addition, the Fund has adopted the following fundamental policies with respect to repurchase offers, which may not be changed without the approval of the holders of a majority of the Fund’s outstanding Common Shares:

(a)          The Fund will make quarterly repurchase offers pursuant to Rule 23c-3 under the Investment Company Act, as it may be amended from time to time, for no less than 5.00% of the Common Shares outstanding at net asset value less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements.

(b)         The Fund will repurchase shares that are tendered by a specific date (the “Repurchase Request Deadline”), which will be established by the Board of Trustees in accordance with Rule 23c-3, as amended from time to time. Rule 23c-3 requires the Repurchase Request Deadline to be no less than twenty-one (21) days and no more than forty-two (42) days after the Fund sends notification to Shareholders of the repurchase offer.

(c)          There will be a maximum fourteen (14) calendar day period (or the next Business Day if the fourteenth (14th) calendar day is not a Business Day) between the Repurchase Request Deadline and the date on which the Fund’s net asset value applicable to the repurchase offer is determined (the “Repurchase Pricing Date”).

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction. The Fund’s investment policies and restrictions do not apply to the activities and transactions of the Portfolio Companies in which the Fund invests (other than indirectly by the Fundamental Concentration Policy), but do apply to investments made by the Fund directly.

As stated below, the Fund will notify the Shareholders in writing of any non-fundamental investment policy changes made by the Board of Trustees at least sixty (60) days prior to effecting any such change.

NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS

The rest of the Fund’s investment policies, including its investment objective described under “Investment Objective” in the prospectus, are considered non-fundamental and may be changed by the Board of Trustees without Shareholder approval. Shareholders, however, will be notified in writing of any change at least sixty (60) days prior to effecting any material change to the Fund’s investment objective. The Fund interprets each non-fundamental investment policy and restriction under the Investment Company Act, the rules and regulations under the Investment Company Act, and the SEC’s and its staff’s interpretations of the Investment Company Act.

PORTFOLIO TURNOVER

The Fund may dispose of securities without regard to the length of time they have been held when such actions, for defensive reasons or otherwise, appear advisable to the Advisor. The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded. A high portfolio turnover rate bears certain tax consequences and results in greater transaction costs, which are borne directly by the Fund or indirectly by the Shareholders.

MANAGEMENT OF THE FUND

Board of Trustees

The Fund is governed by its Board of Trustees, which has overall responsibility for monitoring and overseeing the Fund’s investment program, its management and operations, and the Advisor on behalf of the Fund and the Shareholders. The Board of Trustees has approved the Fund’s investment program as described in the prospectus.

At least a majority of the Trustees are and will be persons who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act (referred to as the “Independent Trustees”). Each investor, by purchasing Common Shares in the Fund, will become a Shareholder of the Fund and will be deemed to have voted for the election of each initial Trustee. Any vacancy on the Board of Trustees may be filled by a majority of the remaining Trustees, except to the extent the Investment Company Act requires the election of trustees by Shareholders.

Trustees and Officers

The tables below show, for each Trustee and executive officer of the Fund, his or her name, address and age, the position held with the Fund, the length of time served as Trustee or officer of the Fund, the Trustee’s or officer’s principal occupations during the last five (5) years, the number of portfolios in the Advisor’s fund complex overseen by the Trustee or for which a person served as an officer, and other directorships or trusteeships held by such Trustee. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Information Regarding Trustees

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) and Other Directorships/Trusteeships During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee
Todd R. Ryden – 47	Interested Trustee and President	Since 2018	CEO of FNEX, LLC	1
	Independent Trustee	Since 2018		1
	Independent Trustee	Since 2018		1
	Interested Trustee	Since 2018		1

Information Regarding Officers

Name, Address and Age	Position with the Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held By the Trustee
Randall K. Linscott – 47	Vice President	Since 2018

Chief Executive Officer, M3Sixty Administration, LLC (2013–present); Chief Operating Officer, M3Sixty Administration LLC (2011–2013); Managing Member, M3Sixty Holdings, LLC, (2011–present); Division Vice President, Boston Financial Data Services, (2005–2011).

				N/A	N/A

	Secretary	Since 2018		N/A	N/A

	Chief Compliance Officer	Since 2018		N/A	N/A

Justin J. Thompson – 34	Treasurer	Since 2018	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (September 2017–present); Fund Accountant, M3Sixty Administration, LLC (June 2016–September 2017); Core Accounting Officer, State Street Bank (2014–June 2016); Client Operations and Core Accounting Manager. State Street Bank (2012–2014).	N/A	N/A

	Assistant Treasurer	Since 2017		N/A	N/A

	Assistant Secretary	Since 2017		N/A	N/A

Trustee Share Ownership

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Fund and in all registered investment companies advised by the Advisor (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee[1]	Dollar Range of Equity Securities in the Fund[2]	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen in Family of Investment Companies[2]
Todd R. Ryden[3] (Interested Trustee)	None	None

(Independent Trustee)	None	None

(Independent Trustee)	None	None

(Independent Trustee)	None	None

1 The address for each Trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

2 As of November __, 2018, the Fund had not yet commenced operations.

3 A trustee is considered to be an Interested Person within the meaning of the Investment Company Act, through his or her position or affiliation with the Advisor or Sub-Advisor.

Compensation of Trustees

The following table shows information regarding the compensation expected to be received by Independent Trustees, and from all registered investment companies for which the Advisor serves as an investment adviser for the fiscal year ending ____________, 2019. No compensation is paid by the Fund to Trustees that are interested persons of the Advisor (as determined under the Investment Company Act). In all cases, no pension or retirement benefits accrued as part of the Fund’s expenses.

Name of Independent Trustee	Total Compensation from Fund and Fund Complex Paid to Trustees
__________[1]	$__________
________[1]	$__________
_________[1]	$__________

1 Independent trustees initially will receive an annual fee of _____________ for serving as trustee of the Fund and ______________ for each board meeting.

Board of Trustees Committees

The Board of Trustees has an audit committee consisting of the three (3) Trustees who are Independent Trustees (the “Audit Committee”). No Trustee has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). __________ is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Fund and its internal control over financial reporting; (ii) oversee the quality and integrity of the Fund’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board of Trustees in overseeing the Fund’s compliance with legal and regulatory requirements that relate to the Fund’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Fund’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund’s independent registered public accounting firm; and (v) act as a liaison between the Fund’s independent registered public accounting firm and the full Board of Trustees.

The Board of Trustees also has a nominating committee consisting of the three (3) Trustees who are Independent Trustees (the “Nominating Committee”). __________ is the Chairman of the Nominating Committee. The Nominating Committee is responsible for recommending qualified candidates to the Board of Trustees in the event that a position is vacated or created. The Nominating Committee would consider recommendations by Shareholders if a vacancy were to exist. In considering Trustee nominee candidates, the Nominating Committee takes into account a wide variety of factors, including the overall diversity in the composition of the Board of Trustees. The Nominating Committee believes the Board of Trustees generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board of Trustees, but has not adopted any specific policy in this regard.

The Board of Trustees has determined that its leadership structure is appropriate given the business and nature of the Fund, the Fund’s status as a new company with no performance history, the small size of the Board of Trustees and the Fund’s relatively small initial capitalization. The Board of Trustees considered that the Chairman of the Audit Committee is an Independent Trustee and serves as a key point person for dealings between management and the other Independent Trustees. The Independent Trustees also regularly meet outside the presence of management. The Board of Trustees has determined that its committees help ensure that the Fund has effective and independent governance and oversight. The Board of Trustees also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Fund, including the Advisor. The Board of Trustees reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Fund in the interests of Shareholders, the Board of Trustees, as a general matter, oversees risk management of the Trust’s investment programs and business affairs. The function of the Board of Trustees with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Fund. The Board of Trustees recognizes that: (i) not all risks that may affect the Fund can be identified; (ii) it may not be practical or cost-effective to eliminate or mitigate certain risks; (iii) it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals; and (iv) the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board of Trustees itself. The Fund faces a number of risks, such as investment-related and compliance risks. The Advisor’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. Under the overall supervision of the Board of Trustees or the applicable Committee of the Board of Trustees, the Fund and the Advisor employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Fund’s Chief Compliance Officer, as well as various personnel of the Advisor and other service providers such as the Fund’s independent accountants, may report to the Audit Committee and/or to the Board of Trustees with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

The officers and Trustees of the Fund, in the aggregate, own less than 1.00% of the Common Shares of the Fund as of the date of this SAI.

As of November __, 2018 each Trustee who is not an “interested person” of the Fund, as that term is defined in the Investment Company Act, and his or her immediate family members, did not beneficially or of record own securities in: (i) an investment adviser or principal underwriter of the Fund; or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

Shareholder Communications to the Board of Trustees

Shareholders may send communications to the Board of Trustees by addressing the communications directly to the Board of Trustees (or individual Board of Trustees members) and/or otherwise clearly indicating in the salutation that the communication is for the Board of Trustees (or individual Board of Trustees members). The Shareholder may send the communication to either the Fund’s office or directly to such Board of Trustees members at the address specified for each Trustee. Other Shareholder communications received by the Fund not directly addressed and sent to the Board of Trustees will be reviewed and generally responded to by management. Such communications will be forwarded to the Board of Trustees at management’s discretion based on the matters contained therein.

The Advisor

The Advisor is FNEX Advisor, LLC. The Advisor, a limited liability company organized under the laws of the State of Indiana, is registered as such with the SEC under the Advisers Act. The Advisor is newly formed and the Fund is currently its only client. The Advisor’s standard mailing address and the address of its principal office, including its office for service for process and for purposes of overnight mail, is One Indiana Square, Suite 2252, Indianapolis, Indiana 46204.

Advisory Agreement

The Advisor provides investment advisory services to the Fund, under the oversight of the Board of Trustees, pursuant to an investment advisory agreement, dated _________, 2018 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor, under the oversight of the Board of Trustees, implements the overall investment strategy for the Fund; provides facilities and personnel, including officers required for the operations of the Fund; facilitates the preparation of various regulatory filings; liaises with regulators or exchange personnel as appropriate; invest and reinvest the assets of the Fund by selecting the securities, instruments and other investments and techniques that the Fund may purchase, sell or use; and fulfills certain regulatory compliance responsibilities.

The Advisory Agreement is effective for an initial two (2) year term and may be continued in effect if the continuance is approved annually by the Board of Trustees, including a majority of Independent Trustees, by vote cast in person at a meeting called for the purpose of voting on approval. The Board of Trustees or the Shareholders may terminate the Advisory Agreement on sixty (60) days’ prior notice to the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as defined by the Investment Company Act and the rules under that Act.

In consideration of the advisory services provided by the Advisor to the Fund, the Fund shall pay to the Advisor at the end of each calendar month an advisory fee at the annual rate of 1.90% of the Fund’s average daily net assets, computed monthly (the “Advisory Fee”). The Advisory Fee is an expense paid out of the Fund’s assets.

The Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund, the Advisor and any partner, director, officer or employee of the Advisor, or any of their affiliates, executors, heirs, assigns, successors or other legal representative, will not be liable to the Fund for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Fund. The Advisory Agreement also provides for indemnification, to the fullest extent permitted by law, by the Fund of the Advisor and its respective affiliates and controlling persons, for any liability or expense, including without limitation reasonable attorneys’ fees and expenses, to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence, reckless disregard of duty, a material breach of a provision of the Advisory Agreement or violation of applicable law, including, without limitation, the federal and state securities laws.

Portfolio Managers

Other Accounts Managed by Portfolio Managers. The following table reflects information regarding accounts for which the portfolio managers have day-to-day management responsibilities (other than the Fund). Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment accounts, and (iii) other accounts. Information is shown as of November __, 2018. Asset amounts are in millions, are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Todd R. Ryden		$		$		$
		$		$		$

Compensation of the Portfolio Managers

The portfolio managers are compensated by the Advisor in the form of base salary that is determined by the advisory fee revenue generated by the firm’s assets under management. Thus, portfolio managers’ compensation is intended to be aligned with the interests of the firm’s clients, including the Fund and its Shareholders. Mr. Ryden is a principal of the Advisor and as such is compensated through distributions that are based primarily on the profits and losses of the Advisor. The portfolio managers may also earn a bonus each year based on the profitability of the Advisor. Some of the other accounts managed by the Advisor’s portfolio managers have investment strategies that are similar to the Fund’s investment strategies. However, the Advisor manages potential material conflicts of interest by allocating investment opportunities in accordance with its allocation policies and procedures and with a policy to treat each client equitably. See “Conflicts of Interest.”

Securities Ownership of Portfolio Managers

The Fund is a newly-organized closed-end management investment company. Accordingly, as of the date of this SAI, none of the portfolio managers beneficially owned any securities issued by the Fund.

Conflicts of Interest

There are no conflicts of interest to disclose because the Advisor does not manage any accounts other than the Fund.

PORTFOLIO TRANSACTIONS

The Advisor is responsible for, make decisions with respect to and places orders for purchases and sales of portfolio securities for the Fund, under the general supervision of the Board of Trustees. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which vary among different brokers. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor normally deals directly with dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere or as described below. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

The Advisory Agreement between the Fund and Advisor generally provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Fund. When allocating transactions to broker-dealers, the Advisor will consider, in determining whether a particular broker-dealer will provide best execution, all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Advisor need not pay the lowest spread or commission available if it determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion. Research services may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparisons of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Fund recognizes that no dollar value can be placed on such research services or on execution services, such research services may or may not be useful to the Fund. Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the management fee payable to the Fund. The Advisor will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.

The Board of Trustees will periodically review the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.

DESCRIPTION OF SHARES

Shares

The Common Shares will be offered in a continuous offering thereafter at the Fund’s then current net asset value per Common Share.

Other Shares

The Board of Trustees (subject to applicable law and the Fund’s Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of Common Shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board of Trustees sees fit.

TAX ASPECTS

The following is a summary of certain aspects of the U.S. federal income taxation of the Fund and the Shareholders that should be considered by a prospective Shareholder. The Fund has not sought a ruling from the Internal Revenue Service (the “IRS”) or any other U.S. federal, state or local agency with respect to any tax matters affecting the Fund, nor has it obtained an opinion of counsel with respect to any of those matters.

The summary of the U.S. federal income tax treatment of the Fund and the Shareholders set out below is based upon the Internal Revenue Code (the “Code”), judicial decisions, Treasury Regulations (proposed and final) (the “Regulations”) and administrative rulings in existence as of the date of this statement of additional information, all of which are subject to change, possibly with retroactive effect. The summary does not discuss the effect, if any, of various proposals to amend the Code that could change certain of the tax consequences of an investment in the Fund; nor does the summary discuss all of the tax consequences that may be relevant to a particular investor or to certain investors subject to special treatment under the U.S. federal income tax laws, such as insurance companies, financial institutions, tax-exempt organizations, dealers in securities, Shareholders who invest in the Fund through an IRA, or Shareholders subject to the alternative minimum tax. This summary assumes that Shareholders hold their shares of the Fund as capital assets (generally, for investment). This summary does not discuss any aspects of U.S. estate or gift tax or state, local or non-U.S. tax law. Each prospective Shareholder should consult with his, her or its own tax adviser in order to fully understand the U.S. federal, state, local and non-U.S. tax consequences of an investment in the Fund.

For purposes of this summary, a “U.S. Shareholder” is a beneficial owner of Common Shares that is, for U.S. federal income tax purposes:

(a)       A citizen or individual resident of the United States;

(b)       A corporation or other entity treated as a corporation created or organized in or under the laws of the United States, any state thereof or the District of Columbia;

(c)       An estate the income of which is subject to U.S. federal income taxation regardless of its source; or

(d)       A trust, if (i) a court within the United States can exercise primary supervision over the trust’s administration and one or more U.S. persons (within the meaning of Section 7701(a)(30) of the Code) have the authority to control all its substantial decisions, or (ii) a valid election to be treated as a U.S. person is in effect under the relevant Regulations with respect to such trust.

A beneficial owner of Common Shares that is not a U.S. Shareholder or a partnership is referred to herein as a “non-U.S. Shareholder.”

If an entity or arrangement that is classified as a partnership for U.S. federal income tax purposes holds Common Shares, the tax treatment of a partner in the partnership generally will depend upon the status of the partner and the activities of the partnership. Partnerships considering an investment in the Common Shares and partners in such partnerships should consult their tax advisers regarding the U.S. federal income tax consequences of acquiring, owning and disposing of the Common Shares.

Taxation of the Fund

Qualification as a RIC. The Fund intends to qualify for the special tax treatment accorded to Regulated Investment Companies (“RICs”) under the Code. As long as the Fund so qualifies, the Fund (but not the Shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and net realized capital gains that it timely distributes to Shareholders. If the Fund retains any such income or gains, it will be subject to tax at regular corporate rates on the amount retained. The Fund intends to distribute substantially all of such income and gains annually.

To qualify for the favorable tax treatment of a RIC, the Fund must, among other things, satisfy the source-of-income, asset diversification, and distribution requirements described below.

First, the Fund must derive at least ninety percent (90.00%) of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, net income derived from an interest in a “qualified” publicly traded partnership, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (such as gains from options, futures or forward contracts) derived with respect to the business of investing in such stock, securities or currencies. A publicly traded partnership is “qualified” if it is treated as a partnership for U.S. federal income tax purposes and less than ninety percent (90.00%) of its gross income consists of income described in the previous sentence. To the extent the Fund invests in entities or arrangements that are treated as partnerships or grantor trusts for U.S. federal income tax purposes and are not qualified publicly traded partnerships, the income derived from such investments may be treated in whole or in part as non-qualifying income for purposes of the gross income test described in this paragraph, depending on the underlying source of income to such entities or arrangements. If the Fund were otherwise to fail to satisfy the gross income test for a taxable year, it would nevertheless be considered to satisfy such test if its failure to satisfy the gross income test were due to reasonable cause and not willful neglect and if it were to satisfy certain procedural requirements. The Fund would be subject to an excise tax if it were to rely on this rule in order to meet the gross income test.

Second, the Fund must satisfy an asset diversification test. Under that test, at the close of each quarter of the Fund’s taxable year:

(a)       At least fifty percent (50.00%) of the value of the Fund’s assets must generally consist of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and securities of other issuers if, as to each of those other issuers, the Fund has not invested more than five percent (5.00%) of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than ten percent (10.00%) of the outstanding voting securities of each such issuer; and

(b)       No more than twenty-five percent (25.00%) of the value of the Fund’s total assets may be invested in each of the securities (other than U.S. government securities and securities of other RICs) of: (i) any one issuer, (ii) two (2) or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or (iii) qualified publicly traded partnerships. If the Fund were otherwise to fail to satisfy the asset diversification test, it would nevertheless be considered to satisfy such test if either: (A) the failure to satisfy the asset test was de minimis and the Fund were to satisfy the asset test within a prescribed time period, or (B) the Fund’s failure to satisfy the asset diversification test was due to reasonable cause and not willful neglect, the Fund were to satisfy the test within a prescribed time period and the Fund were to satisfy certain procedural requirements. The Fund’s failure to satisfy the asset diversification test would be considered de minimis if it were due to the Fund’s ownership of assets the total value of which did not exceed the lesser of ten million dollars ($10,000,000.00) and one percent (1.00%) of the total value of the Fund’s assets at the end of the fiscal quarter in which the test was being applied. The Fund would be subject to an excise tax if it were to rely on the rule described in (B) of this paragraph in order to meet the asset diversification test. With respect to these limitations and restrictions imposed by the Code, the Fund, in appropriate circumstances, will be required to “look through” to the income, assets and investments of certain Portfolio Funds.

Third, the Fund must distribute at least ninety percent (90.00%) of its investment company taxable income (which includes, among other items, dividends and interest net of expenses and net short-term capital gains in excess of net long-term capital losses) for the taxable year. Distributions by the Fund made during the taxable year or, under specified circumstances, within a period up to twelve (12) months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of this requirement.

Failure to Qualify as a RIC. If, in any taxable year, the Fund fails to qualify as a RIC under the Code, the Fund would be taxed in the same manner as an ordinary corporation. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, incur substantial tax on such unrealized gains and make certain substantial distributions. The remainder of this discussion assumes that the Fund qualifies for taxation as a RIC.

Excise Tax. The Code requires a RIC to pay a nondeductible four percent (4.00%) excise tax to the extent the RIC does not distribute, during each calendar year, 98.00% of its ordinary income, determined on a calendar year basis, and 98.20% net income, determined, in general, on an September 30 year end, plus certain undistributed amounts from the previous years. While the Fund intends to distribute its income and capital gain net income in the manner necessary to avoid imposition of the four percent (4.00%) excise tax, it is possible that some excise tax will be incurred and, although not currently anticipated, there are circumstances in which the Fund may not have the necessary information, or may, for other reasons, elect not to make the distributions necessary to avoid this tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

U.S. Shareholders

Distributions. Distributions paid by the Fund from its ordinary income or from its excess of net short-term capital gains over net long-term capital losses (together referred to as “ordinary income dividends”) are taxable to U.S. Shareholders as ordinary income to the extent paid from the Fund’s current or accumulated earnings and profits. Distributions made from the Fund’s excess of net long-term capital gains over net short-term capital losses, or “net capital gain” (“capital gain dividends”), if properly reported by the Fund, are taxable to U.S. Shareholders as long-term capital gains, regardless of the length of time the U.S. Shareholder has owned Common Shares. Ordinary income and capital gain dividends are taxable to Shareholders even if they are reinvested in additional Common Shares of the Fund. Distributions in excess of the Fund’s current and accumulated earnings and profits (which represent a return of capital, meaning a return to Shareholders of the money they originally invested in the Fund) will first reduce the adjusted tax basis of a Shareholder’s Common Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such Shareholder. The Fund will provide the Shareholders with a written notice reporting the amount of dividends paid during the year that qualify as capital gain dividends, as qualified dividend income (discussed below), and as ordinary income dividends.

A portion of the Fund’s ordinary income dividends attributable to the dividends received from domestic corporations, and reported as such, may be eligible for the dividends received deduction allowed to corporations under the Code if certain requirements are met. In addition, ordinary income dividends that are properly reported by the Fund and are derived from qualified dividend income are taxed to individuals at the rates applicable to long-term capital gains. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria. Certain holding period and other requirements must be met by both the Shareholder and the Fund for distributions to be eligible for the corporate dividends received deduction or the preferential individual tax rates that apply to qualified dividend income, as the case may be. There can be no assurance as to what portion, if any, of the Fund’s distributions will be eligible for the dividends received deduction or will constitute qualified dividend income.

If the Fund pays a dividend in January that was declared in the previous October, November or December to Shareholders of record on a specified date in one of such months, then such dividend will be treated for U.S. federal income tax purposes as being paid by the Fund and received by the Shareholders on December 31 of the year in which the dividend was declared.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates (currently at a maximum of thirty-five percent (35.00%)) on the amount retained. In such case, it may report the retained amount as undistributed capital gains in a notice to the Shareholders, who will be treated as if each received a distribution of its pro rata common share of such gain, with the result that each Shareholder will: (i) be required to report its pro rata common share of such gain on its tax return as long-term capital gain; (ii) receive a refundable tax credit for its pro rata common share of tax paid by the Fund on the gain; and (iii) increase the tax basis for its Common Shares by an amount equal to the deemed distribution less the tax credit.

If an investor buys Common Shares just before the record date of a dividend declared by the Fund, the investor will receive that dividend. Such dividends, although in effect a return of capital, will be treated as ordinary income or capital gain dividends to the extent described above. Accordingly, the timing of the purchase of the Common Shares may result in a return of a portion of the investment as taxable income. Therefore, prior to purchasing Common Shares, an investor should carefully consider the impact of ordinary income or capital gains dividends that are expected to be or have been announced.

Sale, Redemptions Other Disposition of Common Shares. Upon the sale, exchange, repurchase or other disposition of Common Shares (including upon dissolution of the Fund), the Shareholder generally will realize a capital gain or loss in an amount equal to the difference between the amount realized and the Shareholder’s adjusted tax basis in the Common Shares sold. Such gain or loss will be long-term or short-term, depending upon the Shareholder’s holding period for the Common Shares. Generally, a Shareholder’s gain or loss will be a long-term gain or loss if the Common Shares have been held for more than one year. However, any loss upon the sale or exchange of Common Shares held for six (6) months or less will be treated as long-term capital loss generally to the extent of any capital gain dividends received (or undistributed capital gains deemed received) by the Shareholder. For non-corporate U.S. Shareholders (including individuals), long-term capital gains may be subject to preferential rates of taxation. The deductibility of capital losses is subject to limitations under the Code. A loss realized on a sale or exchange of Common Shares will be disallowed if any Common Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date on which the Common Shares are disposed of. In such case, the basis of the Common Shares acquired will be adjusted to reflect the disallowed loss.

Medicare Tax. Certain U.S. Shareholders who are individuals, estates or trusts and whose income exceeds certain thresholds will be required to pay a 3.80% Medicare tax on all or a portion of their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of the Fund’s stock.

Non-U.S. Shareholders

Distributions. Ordinary income dividends paid to non-U.S. Shareholders generally will be subject to a thirty percent (30.00%) U.S. withholding tax (or possibly a lower rate provided by an applicable tax treaty) to the extent paid from the Fund’s current or accumulated earnings and profits unless the dividends are effectively connected with the non-U.S. Shareholder’s U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder’s permanent establishment (as described below). However, for taxable years of a regulated investment company beginning before January 1, 2014 (and, if extended as has happened in the past, for taxable years covered by such extension), certain “interest-related dividends” and “short-term capital gain dividends” paid by the Fund to a non-U.S. Shareholder and reported by the Fund as such are eligible for an exemption from the thirty percent (30.00%) U.S. withholding tax. Interest-related dividends generally are dividends derived from certain interest income earned by the Fund that would not be subject to such tax if earned by a foreign Shareholder directly. Short-term capital gain dividends generally are dividends derived from the excess of the Fund’s net short-term capital gains over net long-term capital losses. Both “interest-related dividends” and “short-term capital gain dividends” must be reported as such by a written statement furnished to Shareholders. There can be no assurance as to whether this provision will be extended or, even if extended, what portion of the Fund’s distributions would qualify for favorable treatment as interest related dividends or short-term capital gain dividends. Non-U.S. Shareholders are urged to consult their own tax advisers concerning the applicability of U.S. withholding tax.

Sale or Other Disposition of Common Shares. A non-U.S. Shareholder will generally be exempt from U.S. federal income tax on capital gain dividends, any amounts retained by the Fund that are reported as undistributed capital gains and any gains realized upon the sale or other disposition of Common Shares of the Fund (including upon dissolution of the Fund), except in the case of: (i) an individual non-U.S. Shareholder that is present in the United States for one hundred and eighty-three (183) days or more in the taxable year of such distribution, sale or other disposition and for which certain other conditions are met; or (ii) a non-U.S. Shareholder for which such gains are effectively connected with the non-U.S. Shareholder’s U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder’s permanent establishment (as described below).

Effectively Connected Income. If income from the Fund is effectively connected with a non-U.S. Shareholder’s U.S. trade or business and, if an income tax treaty applies, attributable to the non-U.S. Shareholder’s U.S. permanent establishment, then ordinary income dividends, capital gain dividends, undistributed capital gains, and any gains realized from the sale or other disposition of Common Shares generally will be subject to U.S. federal income tax in substantially the same manner as if received by a U.S. Shareholder. Corporate non-U.S. Shareholders may also be subject to an additional branch profits tax.

FATCA. Under U.S. legislation enacted in 2010 and existing guidance thereunder, commonly known as the “Foreign Account Tax Compliance Act” or “FATCA,” a thirty percent (30.00%) withholding tax on dividends paid by the Fund, and, on or after January 1, 2017, on certain capital gains distributions and gross proceeds from the sale or other disposition of shares generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution” as defined under FATCA, the foreign entity undertakes certain due diligence, reporting, withholding, and certification obligations; (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors; or (iii) the foreign entity is otherwise excepted under FATCA. If withholding is required under FATCA on a payment related to any Fund distribution, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefit of such exemption or reduction. An intergovernmental agreement between the United States and an applicable foreign country, or future Treasury regulations or other guidance, may modify the foregoing requirements. The Fund will not pay any additional amounts in respect of amounts withheld under FATCA. Each investor should consult its tax adviser regarding the effect of FATCA based on its individual circumstances.

Backup Withholding

Under certain provisions of the Code, some Shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, Shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund, who fails to establish an exemption from backup withholding or who, to the Fund’s knowledge, have furnished an incorrect number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules for payments made to a Shareholder may be refunded or credited against such Shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.

Tax Treatment of Investments

Hedging and Derivative Transactions. The transactions of the Fund are subject to special tax rules of the Code that may, among other things: (i) affect the character of gains and losses realized (for example, by converting lower taxed long-term capital gains or qualified dividend income into higher taxed short-term capital gains or ordinary income and converting an ordinary loss or deduction into capital loss (the deductibility of which is more limited)); (ii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iii) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to regulated investment companies); (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; (v) adversely alter the characterization of certain complex financial transactions; and (vi) produce income that will not be “qualified” income for purposes of the ninety percent (90.00%) annual gross income requirement described above. Operation of these rules could, therefore, affect the character, amount and timing of distributions to Shareholders. Special tax rules also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as sold on the last day of the taxable year), and may result in the recognition of income without a corresponding receipt of cash. If the Fund engages in transactions affected by these provisions, it intends to monitor its transactions, make appropriate tax elections and make appropriate entries in its books and records to mitigate, to the extent reasonably feasible, the effect of these tax rules and avoid any possible disqualification for the special treatment afforded regulated investment companies under the Code.

The Fund’s gains and losses on the sale, lapse, or termination of options that it holds will generally have the same character as gains and losses from the sale of the security to which the option relates. Upon the exercise of a put held by the Fund, the premium initially paid for the put is offset against the amount received for the security sold pursuant to the put thereby decreasing any gain (or increasing any loss) realized on the sale. Generally, such gain or loss is capital gain or loss, the character of which as long-term or short-term depends on the holding period of the security. However, the purchase of a put option may be subject to the short sale rules or straddle rules for U.S. federal income tax purposes.

The Fund may invest in securities or derivative transactions the U.S. federal income tax treatment of which is uncertain. The timing or character of income received by the Fund may be affected to the extent that the U.S. federal income tax treatment of such securities or transactions differs from the treatment anticipated by the Fund. In such case, the Fund may be required to purchase or sell securities or otherwise change its portfolio in order to maintain its qualification as a regulated investment company.

Passive Foreign Investment Companies. Investments by the Fund in stock of certain foreign corporations which generate mostly passive income, or at least half the assets of which generate such income (referred to as “PFICs”), are subject to special tax rules designed to prevent deferral of U.S. federal income taxation of the Fund’s share of the PFIC’s earnings. The Fund may be subject to U. S. federal income tax and an interest charge (at the rate applicable to tax underpayments) on tax liability treated as having been deferred with respect to certain distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to the Shareholders. The Fund may be eligible to make an election to be treated as a qualified electing fund (a “QEF election”) with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, a QEF election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. The Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy. Alternatively, the Fund could elect to “mark-to-market” at the end of each taxable year all shares that it holds in PFICs because it expects to publish its net asset value at least annually. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares as of the close of the taxable year over their adjusted basis and as ordinary loss any decrease in such value, but only to the extent of previously recognized unreversed “mark-to-market” gains. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to excess distributions from PFICs, but, in any particular year, the Fund might be required to recognize income (which generally must be distributed to Shareholders) in excess of the distributions it received from PFICs.

THE FOREGOING IS A BRIEF SUMMARY OF CERTAIN U.S. FEDERAL INCOME TAX MATTERS THAT ARE PERTINENT TO PROSPECTIVE INVESTORS. THE SUMMARY IS NOT, AND IS NOT INTENDED TO BE, A COMPLETE ANALYSIS OF ALL PROVISIONS OF THE U.S. FEDERAL INCOME TAX LAW WHICH MAY HAVE AN EFFECT ON SUCH INVESTMENTS. THIS ANALYSIS IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. ACCORDINGLY, PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN RESPECTIVE TAX ADVISERS WITH RESPECT TO THEIR OWN RESPECTIVE TAX SITUATIONS AND THE EFFECTS OF THIS INVESTMENT THEREON.

CODE OF ETHICS

Each of the Fund’s and the Advisor’s codes of ethics (the “Codes of Ethics”) have been adopted in compliance with Section 17(j) of the Investment Company Act and Rule 17j-1 thereunder. Each Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to a Code of Ethics may invest in securities for their personal investment accounts, including making investments in the securities that may be purchased or held by the Fund.

The Codes of Ethics may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. The Codes of Ethics also may be available on the Edgar Database on the SEC’s Website, http://www.sec.gov, or be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov, or by writing to: SEC’s Public Reference Section, Washington, D.C. 20549-0102.

PROXY VOTING POLICY AND PROXY VOTING RECORD

The Board of Trustees of the Fund has delegated the voting of proxies for Fund securities to the Advisor pursuant to the Advisor’s proxy voting policies and procedures. Under these policies and procedures, the Advisor will vote proxies related to Fund securities in the best interests of the Fund and the Shareholders. A copy of the Advisor’s proxy voting policies and procedures is attached as Appendix A to this SAI.

After __________, 2018, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2019 will be available without charge, upon request, by calling the Advisor at _______, and on the SEC’s website at http://www.sec.gov.

FISCAL YEAR

For accounting purposes, the Fund’s fiscal year is the twelve (12) month period ending on _________. For tax purposes, the Fund has adopted the twelve (12) month period ending ___________ of each year as its taxable year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected ________, as the independent public accountants of the Fund. _________’s principal business address is ________________________.

FINANCIAL STATEMENTS

[To be filed by amendment]

APPENDIX A:

PROXY VOTING POLICIES AND PROCEDURES OF THE FUND AND THE ADVISOR

B-Appendix-1

APPENDIX B:

FINANCIAL STATEMENTS

F – 1

Part C: Other Information

Item 25. Financial Statements and Exhibits.

(1) Financial Statements:

To be filed by amendment.

(2) Exhibits:

(2)(a)(1) Certificate of Trust dated June 20, 2018. Filed herewith.

(2)(a)(2) Agreement and Declaration of Trust. To be filed by amendment.

(2)(b) By-laws. To be filed by amendment.

(2)(c) Not Applicable.

(2)(d) Portions of the Declaration of Trust and By-laws of the Fund defining the rights of holders of Common Shares of the Fund. See Items 25(2)(a) and (b) above.

(2)(e) Form of Dividend Reinvestment Plan. To be filed by amendment.

(2)(f) Not Applicable.

(2)(g)(1) Investment Advisory Agreement. To be filed by amendment.

(2)(h) Distribution Agreement. To be filed by amendment.

(2)(i) Not Applicable.

(2)(j) Custody Agreement. To be filed by amendment.

(2)(k)(1) Services Agreement. To be filed by amendment.

(2)(k)(2) Expense Limitation Agreement. To be filed by amendment.

(2)(l) Opinion and Consent of Counsel. To be filed by amendment.

(2)(m) Not Applicable.

(2)(n) Not Applicable.

(2)(o) Not Applicable.

(2)(p) Not Applicable.

(2)(q) Not Applicable.

(2)(r) Code of Ethics of the Trust and the Adviser. To be filed by amendment.

Item 26. Marketing Arrangements.

Not applicable.

Item 27. Other Expenses of Issuance and Distribution.

To be provided by amendment.

Item 28. Persons Controlled by or Under Common Control.

To be provided by amendment.

Item 29. Number of Holders of Securities.

None

Item 30. Indemnification.

Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust states that the Trust shall, to the fullest extent permitted by applicable law, (a) indemnify and hold harmless each trustee and officers of the Trust (“Fiduciary Indemnified Person”) from and against any loss, damage, liability, tax, penalty, expense or claim of any kind or nature whatsoever incurred by the Fiduciary Indemnified Persons by reason of the creation, operation or termination of the Trust in a manner the Fiduciary Indemnified Persons reasonably believed to be within the scope of authority conferred on the Fiduciary Indemnified Persons by this Declaration, except that no Fiduciary Indemnified Persons shall be entitled to be indemnified in respect of any loss, damage or claim incurred by the Fiduciary Indemnified Persons by reason of gross negligence or willful misconduct with respect to such acts or omissions; and (b) advance expenses (including legal fees) incurred by a Fiduciary Indemnified Person in defending any claim, demand, action, suit or proceeding shall, from time to time, prior to the final disposition of such claim, demand, action, suit or proceeding, upon receipt by the Trust of an undertaking by or on behalf of such Fiduciary Indemnified Persons to repay such amount if it shall be determined that such Fiduciary Indemnified Person is not entitled to be indemnified as authorized in the preceding subsection. The provisions of Section 3 shall survive the resignation or removal of the Fiduciary Indemnified Persons.

[To be updated by amendment.]

Item 31. Business and Other Connections of Adviser.

Information as to the managers and officers of FNEX Advisor, LLC, the Registrant’s investment adviser (“Advisor”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Advisor in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. _______) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

[To be updated by amendment.]

Item 32. Location of Accounts and Records.

Certain required books and records are maintained by the Fund and the Advisor at One Indiana Square, Suite 2252, Indianapolis, IN 46204. The other accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are kept by the Fund or its custodian, transfer agent or administrator.

Item 33. Management Services.

Not Applicable.

Item 34. Undertakings

1. Not applicable.

2. Not applicable

3. Not applicable

4. The Registrant undertakes:

a. To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (the “1933 Act”); (ii) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b. That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d. That, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

e. That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (ii) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (iii) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5. The Registrant undertakes that:

a. for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A under the 1933 Act and contained in a form of prospectus filed by the Fund under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has caused this Registration Statement to be signed on its behalf by the undersigned duly authorized person, in Indianapolis, Indiana on July 13, 2018.

FNEX Ventures

By:	/s/ Todd R. Ryden
Name:	Todd R. Ryden
Title:	President of the Trust

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 13, 2018, by the following person in the capacity indicated below.

Signature	Title	Date

/s/ Todd R. Ryden	Trustee and President	July 13, 2018
Todd R. Ryden

/s/ Justin J. Thompson	Treasurer	July 13, 2018
Justin J. Thompson